[SUNDIAL ART OMITTED]

STI CLASSIC FUNDS
EQUITY FUNDS
TRUST SHARES

PROSPECTUS


AUGUST 7, 2003

STRATEGIC QUANTITATIVE EQUITY FUND


INVESTMENT ADVISER
TO THE FUND:

TRUSCO CAPITAL MANAGEMENT, INC.
(the "Adviser")



[STI CLASSIC FUNDS LOGO OMITTED]



THE SECURITIES AND EXCHANGE COMMISSION
HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF
THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS

--------------------------------------------------------------------------------
ABOUT THIS PROSPECTUS
--------------------------------------------------------------------------------

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about Trust Shares of the Strategic Quantitative Equity Fund (Fund) that you should know before investing. Please read this prospectus and keep it for future reference.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


2 STRATEGIC QUANTITATIVE EQUITY FUND                 4 MORE INFORMATION ABOUT FUND INVESTMENTS

2 FUND SUMMARY                                       4 INVESTMENT ADVISER

2 INVESTMENT STRATEGY                                4 PORTFOLIO MANAGER

2 WHAT ARE THE PRINCIPAL RISKS OF INVESTING          5 PURCHASING AND SELLING FUND SHARES
   IN THIS FUND?
                                                     7 DIVIDENDS AND DISTRIBUTIONS
3 PERFORMANCE INFORMATION
                                                     7 TAXES
3 FUND FEES AND EXPENSES
                                                 BACK  HOW TO OBTAIN MORE INFORMATION ABOUT
4 MORE INFORMATION ABOUT RISK                    COVER THE STI CLASSIC FUNDS

--------------------------------------------------------------------------------
[SUITECASE ART OMITTED]      FUND SUMMARY

[TELESCOPE  ART OMITTED]     INVESTMENT STRATEGY

[LIFERAFT ART OMITTED]       WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                               THIS FUND?

[BULLSEYE ART OMITTED]       PERFORMANCE INFORMATION

[COINS ART OMITTED]          FUND FEES AND EXPENSES

[MOUNTAIN ART OMITTED]       MORE INFORMATION ABOUT FUND INVESTMENTS

[MAGNIFIER ART OMITTED]      INVESTMENT ADVISER

[HANDSHAKE ART OMITTED]      PURCHASING AND SELLING FUND SHARES









--------------------------------------------------------------------------------
AUGUST 7, 2003

                                                                    PROSPECTUS 1

------------------------------------------------------------------------------------------------------------
                                                                                                 CUSIP
------------------------------------------------------------------------------------------------------------

FUND NAME                                             CLASS               INCEPTION              CUSIP
------------------------------------------------------------------------------------------------------------
Strategic Quantitative Equity Fund                    Trust Shares        August 7, 2003         784767527
------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                         RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS
--------------------------------------------------------------------------------

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2 PROSPECTUS

--------------------------------------------------------------------------------
STRATEGIC QUANTITATIVE EQUITY FUND
--------------------------------------------------------------------------------

[SUITCASE ART OMITTED]  FUND SUMMARY

INVESTMENT GOAL                             Long-term capital appreciation
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. common stocks of companies with positive earnings characteristics purchased at reasonable value
----------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      High
----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies with superior earnings/valuation cycle characteristics within specific market sectors
----------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want to increase the value of their investment and are willing to accept more volatility for the possibility of higher returns
----------------------------------------------------------------------------------------------------------------------------

[TELESCOPE ART OMITTED] INVESTMENT STRATEGY

The Strategic Quantitative Equity Fund attempts, through the use of disciplined quantitative modeling, to objectively and consistently identify those companies with the most attractive earnings growth prospects and valuation characteristics within each sector. Those characteristics vary by sector. In some sectors, attractive stocks are selected based solely upon growth characteristics. In other sectors, a combination of growth and valuation characteristics are used to identify attractive stocks.

The Adviser believes that companies with higher earnings growth prospects will have more highly valued stocks. Companies producing sustained accelerating rates of earnings growth will generate increasing stock valuations. Companies producing sustained decelerating rates of earnings growth will generate decreasing stock valuations. This cycle of accelerating earnings growth with increasing stock valuation and decelerating earnings growth with decreasing stock valuation is called the earnings-valuation cycle. The Adviser uses quantitative modeling to evaluate and select the common stock of companies based on the philosophy that earnings/valuation cycles dictate stock performance, earnings/valuation cycles differ among market sectors, and diversification controls risk. The Fund invests in companies of all sizes so long as they have growth potential. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and the potential for capital gains tax liabilities for taxable investors.

[LIFESAVER ART OMITTED] WHAT ARE THE PRINCIPAL RISKS
                        OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The small- to mid-sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

                                                                    PROSPECTUS 3

--------------------------------------------------------------------------------
                                              STRATEGIC QUANTITATIVE EQUITY FUND
--------------------------------------------------------------------------------

[BULLSEYE ART OMITTED] PERFORMANCE INFORMATION

The Fund's Trust Shares commenced operations on August 7, 2003 and, therefore, do not have any performance history.


[COIN ART OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

----------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------------------------------------------------------
                                                                                                        TRUST SHARES
Investment Advisory Fees                                                                                1.15%
Other Expenses                                                                                          0.12%*
                                                                                                        -------
Total Annual Operating Expenses                                                                         1.27%**

 * OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
** THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT
   SHOWN ABOVE BECAUSE THE ADVISER INTENDS TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT
   A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER,
   THE FUND'S ESTIMATED NET TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

            Strategic Quantitative Equity Fund -- Trust Shares 1.12%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR         3 YEARS
 $129           $403

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

4 PROSPECTUS

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT RISK
--------------------------------------------------------------------------------

[LIFESAVER ART OMITTED] MORE INFORMATION ABOUT RISK

EQUITY RISK

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

[MOUNTAIN ART OMITTED] MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objective. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, the Fund cannot guarantee that it will achieve its investment goal.

[MAGNIFIER ART OMITTED] INVESTMENT ADVISER

Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Fund. As of December 31, 2002, Trusco had $43.9 billion in assets under management. For its advisory services to the Fund, the Adviser is entitled to receive advisory fees at an annual rate of 1.15% of the Fund's average daily net assets.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

PORTFOLIO MANAGER

The Strategic Quantitative Equity Fund is managed by Mr. Edward E. Best, CFA. Mr. Best has served as Managing Director of Trusco since June 2000 after serving as Vice President since September 1999 and Associate since joining Trusco in January 1998 . Mr. Best also serves as the senior quantitative analyst for Trusco. He has managed the Strategic Quantitative Equity Fund since it began operating in August 2003. He has more than 10 years of investment experience.

                                                                    PROSPECTUS 5

--------------------------------------------------------------------------------
                                              PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------


[HANDSHAKE ART OMITTED] PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Trust Shares of the Fund.

HOW TO PURCHASE FUND SHARES

The Fund offers Trust Shares only to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust), for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. As a result, you, as a customer of a financial institution may purchase Trust Shares through accounts made with financial institutions and potentially through the Investor's Advantage Account (an asset allocation account available through SunTrust Securities, Inc.). Trust Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Trust Shares. The Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, generally the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

FOR CUSTOMERS OF SUNTRUST, ITS AFFILIATES, AND OTHER FINANCIAL INSTITUTIONS

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

HOW THE FUND CALCULATES NAV

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that a market price is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

HOW TO SELL YOUR FUND SHARES

You may sell or redeem your shares on any Business Day by contacting SunTrust or your financial institution. SunTrust or your financial institution will give you information about how to sell your shares including any specific cut-off times required.

Holders of Trust Shares may sell shares by following the procedures established when they opened their account or accounts with the Fund or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Fund receives your request.

6 PROSPECTUS

--------------------------------------------------------------------------------
PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within five Business Days after the Fund receives your request, but it may take up to seven days.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission (SEC) declares an emergency or for other reasons. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss. The Fund reserves the right to modify, suspend or terminate telephone transaction privileges at any time.


MARKET TIMERS

Short-term or excessive trading into and out of the Fund may harm the Fund's performance by disrupting the Adviser's investment strategy and by increasing Fund expenses. Accordingly, the Fund may restrict or refuse purchase or exchange requests by Market Timers or investors who seem to follow a short-term trading pattern that may adversely affect the Fund. You may be classified as a Market Timer if you:

o Request a substantial exchange out of the Fund within two weeks of a prior substantive exchange request out of the Fund; or

o Request a substantial exchange out of the Fund more than twice during any 90 day continuous period.

Anyone considered to be a Market Timer by the Fund, its manager(s) or a shareholder servicing agent will be notified in writing of their designation as a Market Timer. Market Timers who redeem or exchange their shares out of the Fund within 90 days of purchase may be charged a redemption fee of up to 2% of redemption proceeds, which will automatically be paid to the Fund.

This redemption fee does not apply to 401(k)/403(b) type participant accounts, Systematic Withdrawal Plan accounts, SunTrust Securities asset allocation accounts or accounts held on an omnibus arrangement. Dealers who purchase Trust shares on behalf of Market Timers, including Market Timers with shares held through an omnibus account, may not be eligible to receive shareholder servicing fees or other contractual concession payments. Further, the Fund reserves the right to refuse any purchase or exchange requests by any investor at any time.

                                                                    PROSPECTUS 7

--------------------------------------------------------------------------------
                                              DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income quarterly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions, other than distributions of qualifying dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions of qualifying dividend income are generally taxable at the rates applicable to long-term capital gains. THE SALE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF FUND SHARES FOR SHARES OF A DIFFERENT STI CLASSIC FUND IS TREATED THE SAME AS A SALE.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

8 PROSPECTUS

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

                                                                    PROSPECTUS 9

--------------------------------------------------------------------------------
                                                                           NOTES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS
--------------------------------------------------------------------------------


INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP


More information about the Fund is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI dated October 1, 2002, as supplemented March 10, 2003 and August 7, 2003, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL
REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov. The STI Classic Funds' Investment Company Act registration number is 811-06557.

[SUNDIAL ART OMITTED]

STI CLASSIC FUNDS
EQUITY FUNDS
FLEX SHARES

PROSPECTUS

AUGUST 7, 2003

STRATEGIC QUANTITATIVE EQUITY FUND


INVESTMENT ADVISER
 TO THE FUND:

TRUSCO CAPITAL MANAGEMENT, INC.
(THE "ADVISER")

[STI Classic Funds Logo omitted]

THE SECURITIES AND EXCHANGE COMMISSION
HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY
OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
ABOUT THIS PROSPECTUS
--------------------------------------------------------------------------------

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about Flex Shares of the Strategic Quantitative Equity Fund (Fund) that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

2 STRATEGIC QUANTITATIVE EQUITY FUND               4 MORE INFORMATION ABOUT FUND INVESTMENTS

2 FUND SUMMARY                                     4 INVESTMENT ADVISER

2 INVESTMENT STRATEGY                              4 PORTFOLIO MANAGER

2 WHAT ARE THE PRINCIPAL RISKS OF INVESTING        5 PURCHASING, SELLING AND EXCHANGING FUND SHARES
   IN THIS FUND?
                                                   7 DIVIDENDS AND DISTRIBUTIONS
3 PERFORMANCE INFORMATION
                                                   7 TAXES
3 FUND FEES AND EXPENSES
                                               BACK  HOW TO OBTAIN MORE INFORMATION ABOUT
4 MORE INFORMATION ABOUT RISK                  COVER THE STI CLASSIC FUNDS

--------------------------------------------------------------------------------
[SUITCASE ART OMITTED]    FUND SUMMARY

[TELESCOPE ART OMITTED]   INVESTMENT STRATEGY

[LIFESAVER ART OMITTED]   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                            THIS FUND?

[BULLSEYE ART OMITTED]    PERFORMANCE INFORMATION

[COINS ART OMITTED]       FUND FEES AND EXPENSES

[MOUNTAIN ART OMITTED]    MORE INFORMATION ABOUT FUND INVESTMENTS

[MAGNIFIER ART OMITTED]   INVESTMENT ADVISER

[HANDSHAKE ART OMITTED]   PURCHASING, SELLING AND EXCHANGING FUND SHARES





--------------------------------------------------------------------------------
AUGUST 7, 2003

                                                                   PROSPECTUS  1


--------------------------------------------------------------------------------
                                                         RISK/RETURN INFORMATION
--------------------------------------------------------------------------------

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2  PROSPECTUS

--------------------------------------------------------------------------------
STRATEGIC QUANTITATIVE EQUITY FUND
--------------------------------------------------------------------------------

[SUITCASE ART OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Long-term capital appreciation
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. common stocks of companies with positive earnings characteristics purchased at reasonable value
---------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      High
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies with superior earnings/valuation cycle characteristics within specific market sectors
---------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want to increase the value of their investment and are willing to accept more volatility for the possibility of higher returns
---------------------------------------------------------------------------------------------------------------------------


[TELESCOPE ART OMITTED] INVESTMENT STRATEGY

The Strategic Quantitative Equity Fund attempts, through the use of disciplined quantitative modeling, to objectively and consistently identify those companies with the most attractive earnings growth prospects and valuation characteristics within each sector. Those characteristics vary by sector. In some sectors, attractive stocks are selected based solely upon growth characteristics. In other sectors, a combination of growth and valuation characteristics are used to identify attractive stocks.

The Adviser believes that companies with higher earnings growth prospects will have more highly valued stocks. Companies producing sustained accelerating rates of earnings growth will generate increasing stock valuations. Companies producing sustained decelerating rates of earnings growth will generate decreasing stock valuations. This cycle of accelerating earnings growth with increasing stock valuation and decelerating earnings growth with decreasing stock valuation is called the earnings-valuation cycle. The Adviser uses quantitative modeling to evaluate and select the common stock of companies based on the philosophy that earnings/valuation cycles dictate stock performance, earnings/valuation cycles differ among market sectors, and diversification controls risk. The Fund invests in companies of all sizes so long as they have growth potential. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and the potential for capital gains tax liabilities for taxable investors.

[LIFESAVER ART OMITTED] WHAT ARE THE PRINCIPAL RISKS OF
                        INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The small- to mid-sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the counter or listed on an exchange.

                                                                    PROSPECTUS 3

--------------------------------------------------------------------------------
                                              STRATEGIC QUANTITATIVE EQUITY FUND
--------------------------------------------------------------------------------

[BULLSEYE ART OMITTED] PERFORMANCE INFORMATION

The Fund's Flex Shares have not yet commenced operations and, therefore, do not have any performance history.


[COIN ART OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

----------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------------------------------------------------------
                                                                                                        FLEX SHARES
Investment Advisory Fees                                                                                1.15%
Distribution and Service (12b-1) Fees                                                                   1.00
Other Expenses                                                                                          0.40%*
                                                                                                        -------
Total Annual Operating Expenses                                                                         2.55%**

 * OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
** THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT
   SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR INTEND TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL
   OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE
   WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ESTIMATED NET TOTAL OPERATING EXPENSES ARE EXPECTED TO BE
   AS FOLLOWS:

                     Strategic Quantitative Equity Fund - Flex Shares           2.30%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

1 YEAR           3 YEARS
 $458              $793

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

1 YEAR           3 YEARS
 $258              $793

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

4 PROSPECTUS

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT RISK
--------------------------------------------------------------------------------

[LIFESAVER ART OMITTED] MORE INFORMATION ABOUT RISK

EQUITY RISK

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

[MOUNTAIN ART OMITTED] MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objective. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, the Fund cannot guarantee that it will achieve its investment goal.

[MAGNIFIER ART OMITTED] INVESTMENT ADVISER

Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Fund. As of December 31, 2002, Trusco had $43.9 billion in assets under management. For its advisory services to the Fund, the Adviser is entitled to receive advisory fees at an annual rate of 1.15% of the Fund's average daily net assets.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

PORTFOLIO MANAGER

The Strategic Quantitative Equity Fund is managed by Mr. Edward E. Best, CFA. Mr. Best has served as a Managing Director of Trusco since June 2000 after serving as Vice President since September 1999 and Associate since joining Trusco in January 1998 . Mr. Best also serves as the senior quantitative analyst for Trusco. He has managed the Strategic Quantitative Equity Fund since it began operating in August 2003. He has more than 10 years of investment experience.

                                                                    PROSPECTUS 5

--------------------------------------------------------------------------------
                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

[HANDSHAKE ART OMITTED] PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Flex Shares of the Fund.

HOW TO PURCHASE FUND SHARES

A SunTrust Securities Investment Consultant can assist you in opening a brokerage account which will be used for all transactions regarding the purchase of STI Classic Funds. Once your securities account is established, you may buy shares of the Fund by:

o Mail*
o Telephone (1-800-874-4770)
o Wire
o Automated Clearing House (ACH)

* THE FUND DOES NOT ACCEPT CASH AS PAYMENT FOR FUND SHARES.

You may also buy shares through investment representatives of certain correspondent banks of SunTrust Banks, Inc. (SunTrust) and other financial institutions that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution directly and follow its procedures for Fund share transactions. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution. The Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, generally the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

FOR CUSTOMERS OF SUNTRUST, ITS AFFILIATES, AND OTHER FINANCIAL INSTITUTIONS

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE, SALE AND EXCHANGE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE, SELL OR EXCHANGE FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS' INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

HOW THE FUND CALCULATES NAV

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that a market price is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

6 PROSPECTUS

--------------------------------------------------------------------------------
PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $5,000 ($2,000 for IRA accounts) in Flex Shares of the Fund.

Your subsequent investments of shares of the Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. The Fund may accept investments of smaller amounts at its discretion.

FUNDLINK

FUNDLINK is a telephone activated service that allows you to transfer money quickly and easily between the STI Classic Funds and your SunTrust bank account(s). To use FUNDLINK, you must first contact your SunTrust Bank Investment Consultant and complete the FUNDLINK application and authorization agreements. Once you have signed up to use FUNDLINK, simply call SunTrust at 1-800-874-4770 to complete all of your purchase and redemption transactions.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a SunTrust affiliate bank, you may purchase shares automatically through regular deductions from your account. With a $5,000 minimum initial investment during the first two years, you may begin regularly-scheduled investments from $50 to $100,000 once or twice a month. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.

CONTINGENT DEFERRED SALES CHARGES (CDSC)

You do not pay a sales charge when you purchase Flex Shares. The offering price of Flex Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 2.00% for either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Flex Shares of one Fund for Flex Shares of another Fund.

IF YOU SELL YOUR FLEX SHARES

The CDSC will be waived if you sell your Flex Shares for the following reasons:

o to make certain withdrawals from a retirement plan (not including IRAs);
o because of death or disability;
o for certain payments under the Systematic Withdrawal Plan - up to 12% annually of the value of your shares held at the time of the withdrawal (the Systematic Withdrawal Plan is discussed later in more detail); or
o for exchanges from Trust or Investor Shares to Flex Shares where the total accumulated period from the original date of purchase is at least one year.

OFFERING PRICE OF FUND SHARES

The offering price of Flex Shares is simply the next calculated NAV.

                                                                    PROSPECTUS 7

--------------------------------------------------------------------------------
                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

HOW TO SELL YOUR FUND SHARES

If you own your shares through a brokerage account with SunTrust Securities, you may sell or redeem your shares on any Business Day by contacting SunTrust Securities directly by mail or telephone at 1-800-874-4770. The minimum amount for telephone redemptions is $1,000.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $25,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request less any applicable deferred sales charge.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from the Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a SunTrust affiliates bank, electronically transferred to your account.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within five Business Days after the Fund receives your request, but it may take up to seven days. Your proceeds can be wired to your bank account (subject to a $7.00 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $5,000 ($2,000 for IRA accounts) due to redemptions you may be required to sell your shares. But the Fund will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission (SEC) declares an emergency or for other reasons. More information about this is in the Statement of Additional Information.

8 PROSPECTUS

--------------------------------------------------------------------------------
PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares for Flex Shares of any other STI Classic Fund on any Business Day by contacting SunTrust Securities or your financial institution by mail or telephone. You may also exchange Flex Shares of another STI Classic Fund for Flex Shares of this Fund in the same way. Exchange requests must be for an amount of at least $1,000.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (1) the Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (2) the Fund receives or anticipates orders that may dramatically affect the Fund as outlined under "Market Timers" as defined later in this prospectus.

IF YOU RECENTLY PURCHASED SHARES BY CHECK, OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time upon 60 days notice.

EXCHANGES

When you exchange Flex Shares of this Fund, you are really selling your shares and buying Flex Shares of another STI Classic Fund. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request. For purposes of computing the CDSC applicable to Flex Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange. However, if you exchange Flex Shares of any STI Classic Fund for Flex Shares of the STI Classic Institutional U.S. Government Securities Super Short Income Plus Fund, you must first pay any applicable CDSC for the shares you are selling. Similarly, if you exchange Flex Shares of the STI Classic Institutional U.S. Government Securities Super Short Income Plus Fund for Flex Shares of any other STI Classic Fund, any CDSC for the Fund you are exchanging into will be computed from the date of the exchange. In addition, if you exchange your Flex Shares of a Fixed Income Fund or Equity Fund into any Investor Shares of a Money Market Fund, the time your shares are held in such Money Market Fund will not count towards the CDSC one-year holding period.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss. The Fund reserves the right to modify, suspend or terminate telephone transaction privileges at any time.

MARKET TIMERS

Short-term or excessive trading into and out of the Fund may harm the Fund's performance by disrupting the Adviser's investment strategy and by increasing Fund expenses. Accordingly, the Fund may restrict or refuse purchase or exchange requests by Market Timers or investors who seem to follow a short-term trading pattern that may adversely affect the Fund. You may be classified as a Market Timer if you:

o Request a substantial exchange out of the Fund within two weeks of a prior substantive exchange request out of the Fund; or

o Request a substantial exchange out of the Fund more than twice during any 90 day continuous period.

Anyone considered to be a Market Timer by the Fund, its manager(s) or a shareholder servicing agent will be notified in writing of their designation as a Market Timer. Market Timers who redeem or exchange their shares out of the Fund within 90 days of purchase may be charged a redemption fee of up to 2% of redemption proceeds, which will automatically be paid to the Fund.

This redemption fee does not apply to 401(k)/403(b) type participant accounts, Systematic Withdrawal Plan accounts, SunTrust Securities asset allocation accounts or accounts held on an omnibus arrangement. Dealers who purchase Flex shares on behalf of Market Timers, including Market Timers with shares held through an omnibus account, may not be eligible to receive any dealer commissions and also may not be eligible to receive 12b-1 fees from the original date of purchase. Further, the Fund reserves the right to refuse any purchase or exchange requests by any investor at any time.

                                                                    PROSPECTUS 9

--------------------------------------------------------------------------------
                                                     DISTRIBUTION OF FUND SHARES
--------------------------------------------------------------------------------

DISTRIBUTION OF FUND SHARES

The Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee is 1.00% of the average daily net assets of the Fund.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, lodgings and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income quarterly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions, other than distributions of qualifying dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions of qualifying dividend income are generally taxable at the rates applicable to long-term capital gains. THE SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF FUND SHARES FOR SHARES OF A DIFFERENT STI CLASSIC FUND IS TREATED THE SAME AS A SALE.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

--------------------------------------------------------------------------------
HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated October 1, 2002, as supplemented March 10, 2003 and August 7, 2003, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. The STI Classic Funds' Investment Company Act registration number is 811-06557.

                      STATEMENT OF ADDITIONAL INFORMATION

                                STI CLASSIC FUNDS
                                 OCTOBER 1, 2002
                                 AS SUPPLEMENTED
                               MARCH 10, 2003 AND
                                 AUGUST 7, 2003

                               INVESTMENT ADVISER:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")


This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information regarding the activities and operations of STI Classic Funds (the "Trust") and should be read in conjunction with the Trust's Trust, Investor and Flex Shares prospectuses dated October 1, 2002 and August 7, 2003 and B Shares prospectus dated March 10, 2003. This SAI relates to each class of the following series of the Trust (each a "Fund" and collectively, the "Funds"):



------------------------------------------------------------------------------------------------------------------------------------
                                                                            INVESTOR
                                                      TRUST SHARES           SHARES          FLEX SHARES         B SHARES
------------------------------------------------------------------------------------------------------------------------------------
EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                                  |X|                 |X|               |X|
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                     |X|                 |X|               |X|
------------------------------------------------------------------------------------------------------------------------------------
Information and Technology Fund                            |X|                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
International Equity Fund                                  |X|                 |X|               |X|
------------------------------------------------------------------------------------------------------------------------------------
International Equity Index Fund                            |X|                 |X|               |X|
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                                        |X|                 |X|               |X|
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Equity Fund                                  |X|                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund                                |X|                 |X|               |X|
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund                                |X|                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Strategic Quantitative Equity Fund                         |X|                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund                            |X|                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund                                    |X|                 |X|               |X|
------------------------------------------------------------------------------------------------------------------------------------
Vantage Fund                                               |X|                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND
------------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                                              |X|                 |X|               |X|
------------------------------------------------------------------------------------------------------------------------------------
BOND FUNDS
------------------------------------------------------------------------------------------------------------------------------------
High Income Fund                                           |X|                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                                 |X|                 |X|               |X|
------------------------------------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund              |X|                 |X|               |X|
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                                       |X|                 |X|               |X|
------------------------------------------------------------------------------------------------------------------------------------

                                      S-1

------------------------------------------------------------------------------------------------------------------------------------
                                                                            INVESTOR
                                                      TRUST SHARES           SHARES          FLEX SHARES         B SHARES
------------------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund                   |X|                 |X|               |X|
------------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                      |X|                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                            |X|                 |X|               |X|
------------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT BOND FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                               |X|                 |X|               |X|
------------------------------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                               |X|                 |X|               |X|
------------------------------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund                      |X|                 |X|               |X|
------------------------------------------------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund                               |X|                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
Virginia Intermediate Municipal Bond Fund                  |X|                 |X|
------------------------------------------------------------------------------------------------------------------------------------
Virginia Municipal Bond Fund                               |X|                                   |X|
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund                            |X|                 |X|               |X|
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                               |X|                 |X|
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Money Market Fund               |X|                 |X|
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U.S. Treasury Money Market Fund                            |X|
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Virginia Tax-Free Money Market Fund                        |X|                 |X|
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LIFE VISION FUNDS
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Life Vision Aggressive Growth Fund                         |X|                                                     |X|
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Life Vision Conservative Fund                                                                                      |X|
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Life Vision Growth and Income Fund                         |X|                                                     |X|
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Life Vision Moderate Growth Fund                           |X|                                                     |X|
------------------------------------------------------------------------------------------------------------------------------------

This SAI is incorporated by reference into the Trust's prospectuses. Capitalized terms not defined herein are defined in the prospectuses. Prospectuses may be obtained by writing to the Trust or calling toll-free 1-800-428-6970.


                                                  TABLE OF CONTENTS

THE TRUST......................................................................................................S-4
DESCRIPTION OF PERMITTED INVESTMENTS...........................................................................S-4
INVESTMENT LIMITATIONS........................................................................................S-32
INVESTMENT ADVISER............................................................................................S-34
THE ADMINISTRATOR.............................................................................................S-37
THE DISTRIBUTOR...............................................................................................S-39
THE TRANSFER AGENT............................................................................................S-45
THE CUSTODIAN.................................................................................................S-45
INDEPENDENT PUBLIC ACCOUNTANT.................................................................................S-46
LEGAL COUNSEL.................................................................................................S-46
TRUSTEES AND OFFICERS OF THE TRUST............................................................................S-46
PERFORMANCE INFORMATION.......................................................................................S-50
COMPUTATION OF YIELD..........................................................................................S-51
CALCULATION OF TOTAL RETURN...................................................................................S-55
PURCHASING AND REDEEMING SHARES...............................................................................S-60
DETERMINATION OF NET ASSET VALUE..............................................................................S-61
TAXES    .....................................................................................................S-62
FUND TRANSACTIONS.............................................................................................S-67
PORTFOLIO TURNOVER RATE.......................................................................................S-73
DESCRIPTION OF SHARES.........................................................................................S-74
VOTING RIGHTS.................................................................................................S-74
SHAREHOLDER LIABILITY.........................................................................................S-75
LIMITATION OF TRUSTEES' LIABILITY.............................................................................S-75
CODES OF ETHICS...............................................................................................S-75
5% AND 25% SHAREHOLDERS.......................................................................................S-75
FINANCIAL STATEMENTS..........................................................................................S-94
APPENDIX ......................................................................................................A-1

THE TRUST

Each Fund is a separate series of the Trust, an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series (each a "Fund" and collectively, the "Funds") of units of beneficial interest ("shares") and different classes of shares of each Fund. The Trust reserves the right to create and issue shares of additional funds and/or classes.

DESCRIPTION OF PERMITTED INVESTMENTS

The Funds' respective investment objectives and principal investment strategies are described in the prospectuses. The following information supplements, and should be read in conjunction with, the prospectuses. Following are descriptions of the permitted investments and investment practices discussed in the Funds' "Investment Strategy" section and the associated risk factors. The Adviser will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Funds' stated investment policies.

AMERICAN DEPOSITARY RECEIPTS (ADRS), EUROPEAN DEPOSITARY RECEIPTS (EDRS) AND GLOBAL DEPOSITARY RECEIPTS (GDRS). ADRs, EDRs, and GDRs are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR or GDR (a "depositary"). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs, EDRs and GDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for these securities.

BORROWING. The Funds may borrow money. Each Fund may borrow money to facilitate management of a Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the Investment Company Act of 1940, as amended (the "1940 Act"), a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Adviser deems appropriate in connection with any borrowings.

Borrowing may subject the Funds to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The Funds may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this situation, neither Fund will purchase securities while borrowing represent more than 5% of its total assets.

BRADY BONDS. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.

COMMERCIAL  PAPER.  Commercial  paper is the term  used to  designate  unsecured
short-term   promissory   notes  issued  by  corporations  and  other  entities.
Maturities on these issues vary from a few to 270 days.

CUSTODIAL RECEIPTS. A custodial receipt represents an indirect interest in a tax-exempt bond that is deposited with a custodian. For example, custodial receipts may be used to permit the sale of the deposited bond in smaller denominations than would otherwise be permitted. Frequently, custodial receipts are issued to attach bond insurance or other forms of credit enhancement to the deposited tax-exempt bond. Note, because a "separate security" is not created by the issuance of a receipt, many of the tax advantages bestowed upon holders of the deposited tax-exempt bond are also conferred upon the custodial receipt holder.

DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (E.G., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times (E.G., bonds, notes, debentures).

DOLLAR ROLLS. Dollar rolls are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.

Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will place U.S. government or other liquid, high grade assets in a segregated account in an amount sufficient to cover its repurchase obligation.

EQUITY SECURITIES. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a fund invests will cause the net asset value of a fund to fluctuate. The Fund purchases equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third-party.

o Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

EQUITY-LINKED SECURITIES. A Fund may invest in equity-linked securities, including, among others, PERCS, ELKS or LYONs, which are securities that are convertible into, or the value of which is based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. It is impossible to predict whether the price of the underlying common stock will rise or fall. Trading prices of the underlying common stock will be influenced by the issuer's operational results, by complex, interrelated political, economic, financial or other factors affecting the capital markets, the stock exchanges on which the underlying common stock is traded and the market segment of which the issuer is a part. In addition, it is not possible to predict how equity-linked securities will trade in the secondary market. The market for such securities may be shallow, and high volume trades may be possible only with discounting. In addition to the foregoing risks, the return on such securities depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third-party investment banker or other lender. The creditworthiness of such third-party issuer equity-linked securities may, and often does, exceed the creditworthiness of the issuer of the underlying securities. The advantage of using equity-linked securities over traditional equity and debt securities is that the former are income producing vehicles that may provide a higher income than the dividend income on the underlying equity securities while allowing some participation in the capital appreciation of the underlying equity securities. Another advantage of using equity-linked securities is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities.

The following are three examples of equity-linked securities. A Fund may invest in the securities described below or other similar equity-linked securities.

o PERCS. Preferred Equity Redemption Cumulative Stock ("PERCS") technically is preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors' capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer at any time or if the issuer's common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, the Fund may be compensated with a substantially higher dividend yield than that on the underlying common stock.

o ELKS. Equity-Linked Securities ("ELKS") differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer's common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer's common stock, or the average closing price per share of the issuer's common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, the Fund may be compensated with the higher yield, contingent on how well the underlying common stock does.

o LYONS. Liquid Yield Option Notes ("LYONS") differ from ordinary debt securities, in that the amount received prior to maturity is not fixed but is based on the price of the issuer's common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, the Fund will not receive any interest payments until the notes mature, typically in 15 to 20 years, when the notes are redeemed at face, or par value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYONs. Commonly, the LYONs are redeemable by the issuer at any time after an initial period or if the issuer's common stock is trading at a specified price level or better, or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. The Fund will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors, like the Fund, when it appears that they will increase in value due to the rise in value of the underlying common stock.

EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS. Eurodollar bank obligations are U.S. dollar denominated certificates of deposit or time deposits issued outside the United States by foreign branches of U.S. banks or by foreign banks. Yankee dollar obligations are U.S. dollar denominated obligations issued in the United States by foreign banks.

FOREIGN SECURITIES. Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. These risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. These investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

In making investment decisions for the Funds, the Adviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Adviser cannot assure that the Fund will not suffer losses resulting from investing in foreign countries.

Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including, but not limited to, the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.

By investing in foreign securities, the Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by each Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. Shares of the International Equity and International Equity Index Funds, when included in appropriate amounts in a portfolio otherwise consisting of domestic securities, may provide a source of increased diversification. The International Equity Fund and the International Equity Index Fund seek increased diversification by combining securities from various countries and geographic areas that offer different investment opportunities and are affected by different economic trends. The international investments of the International Equity and International Equity Index Funds may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

Emerging countries are all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing. Currently, the countries excluded from this category are Australia, Austria, Belgium, Canada, Denmark, Finland,

France, Germany, Italy, Ireland, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom and the United States.

FORWARD FOREIGN CURRENCY CONTRACTS. Forward foreign currency contracts involve obligations to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in the foreign currency. A Fund may realize a gain or loss from currency transactions.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, a Fund may use futures contracts and related options for either (i) "BONA FIDE hedging purposes," as such term is defined by the CFTC, or (ii) for other risk management purposes only to the extent that the aggregate initial margin and premiums on such positions (excluding the amount by which options on futures contracts are in the money) do not exceed 5% of the Fund's net assets. Instances in which a Fund may use futures contracts and related options for risk management purposes (other than BONA FIDE hedging) include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and Securities and Exchange Commission (the "SEC"), interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

GUARANTEED INVESTMENT CONTRACTS (GICS). A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer. Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.

HEDGING TECHNIQUES. Hedging is an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (iii) there may not be a liquid secondary market for a futures contract or option; and (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

HIGH YIELD SECURITIES. High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, I.E., below BBB by S&P or Baa by Moody's, or their unrated equivalents. The risks associated with investing in high yield securities include:

(i) High yield, lower rated bonds involve greater risk of default or price declines than investments in investment grade securities (E.G., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.

(ii) The market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

(iii) Market prices for high risk, high yield securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market.

(iv) The market for high risk, high yield securities may be adversely affected by legislative and regulatory developments.

HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES. Investing in fixed and floating rate high yield foreign sovereign debt securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.

ILLIQUID  SECURITIES.  Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, the Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a fund. Under the supervision of the Trust's Board of Trustees, the Adviser determines the liquidity of the Fund's investments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not invest more than 15% of its net assets in illiquid securities.

INVESTMENT COMPANY SHARES. The Funds may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Funds. The Funds' purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Funds' expenses. Under applicable regulations, unless an exception is available, the Funds are prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Funds own more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Funds' total assets; or
(3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Funds.

INVESTMENT GRADE OBLIGATIONS. Investment Grade Obligations are fixed income obligations rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by Standard & Poor's Ratings Group ("S&P") or Fitch, Inc. ("Fitch"), or Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's") or determined to be of equivalent quality by the Sub-Advsiers. Securities rated BBB or Baa represent the lowest of four levels of Investment Grade Obligations and are regarded as borderline between sound obligations and those in which the speculative element begins to predominate. Ratings assigned to fixed income securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular Fixed Income Obligation. Moreover, market risk also will affect the prices of even the highest rated fixed income obligation so that their prices may rise or fall even if the issuer's capacity to repay its obligation remains unchanged.

LEVERAGED BUYOUTS. The Fund may invest in leveraged buyout limited partnerships and funds that, in turn, invest in leveraged buyout transactions ("LBOs"). An LBO, generally, is an acquisition of an existing business by a newly formed corporation financed largely with debt assumed by such newly formed corporation to be later repaid with funds generated from the acquired company. Since most LBOs are by nature highly leveraged (typically with debt to equity ratios of approximately 9 to 1), equity investments in LBOs may appreciate substantially in value given only modest growth in the earnings or cash flow of the acquired business. Investments in LBO partnerships and funds, however, present a number of risks. Investments in LBO limited partnerships and funds will normally lack liquidity and may be subject to intense competition from other LBO limited partnerships and funds. Additionally, if the cash flow of the acquired company is insufficient to service the debt assumed in the LBO, the LBO limited partnership or fund could lose all or part of its investment in such acquired company.

LOAN PARTICIPATIONS. Loan participations are interests in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.

In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

The  secondary  market  for  loan   participations   is  limited  and  any  such
participation purchased by the Fund may be regarded as illiquid.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's or Moody's, or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see the Appendix to this SAI.

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional 30-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and floating mortgages.

Government Pass-Through Securities are securities that are issued or guaranteed by a U.S. government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae, and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae, and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, FHLMC has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the U.S. Government, but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Private Pass-Through Securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

CMOs  are  securities  collateralized  by  mortgages,   mortgage  pass-throughs,
mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's and are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's.

Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Stripped mortgage-backed securities are securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the Principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security.

The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Determining maturities of mortgage-backed securities: Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The Adviser believes that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment for a Fund, it will be deemed to have a remaining maturity equal to its average life as estimated by the Adviser. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. There can be no assurance that the average life as estimated by the Adviser will be the actual average life.

MUNICIPAL FORWARDS. Municipal forwards are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date (see "When-Issued Securities and Municipal Forwards" for more information).

MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.

MUNICIPAL SECURITIES. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.

Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund's investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody's, (iii) which are rated SP-2 at the time of investment by S&P, or (iv) which, if not rated by S&P or Moody's, are in the Adviser's judgment, of at least comparable quality to MIG-2, VMIG-2 or SP-2.

Municipal bonds must be rated at least BBB or better by S&P or at least Baa or better by Moody's at the time of purchase for the Tax-Exempt Bond Funds or in one of the two highest short-term rating categories by S&P or Moody's for the Tax-Exempt Money Market Fund or, if not rated by S&P or Moody's, must be deemed by the Adviser to have essentially the same characteristics and quality as bonds having the above ratings. A Fund may purchase industrial development and pollution control bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Private activity bonds are issued by or on behalf of states, or political subdivisions thereof, to finance privately owned or operated facilities for business and manufacturing, housing, sports, and pollution control, and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports parking and low-income housing. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the facility's user to meet its financial obligations and may be secured by a pledge of real and personal property so financed.

Investments in floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Adviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

The Adviser has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third-party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity in order to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to those with institutions which the Adviser believes present minimum credit risks, and the Adviser will use its best efforts to initially determine and thereafter monitor the financial strength of the put providers by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers where adequate current financial information is not available. In the event that any writer is unable to honor a put for financial reasons, the affected Fund would be a general creditor (I.E., on parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities in certain circumstances (for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit); or a provision in the contract may provide that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security. Municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Funds may purchase subject to a put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Funds including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

Other types of tax-exempt instruments which are permissible investments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives a Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. government securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or with a demand feature exceeding seven days may be deemed to be an illiquid security subject to a Fund's investment limitations restricting its purchases of illiquid securities. A Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Adviser will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.

SPECIAL CONSIDERATIONS RELATING TO MUNICIPAL OBLIGATIONS OF DESIGNATED STATES

As described in the prospectuses, except for investments in temporary investments, each Fund will invest substantially all of its net assets (at least 80%) in municipal bonds that are exempt from federal and state tax in that state ("Municipal Obligations"), generally Municipal Obligations issued in its respective state. Each Fund is therefore more susceptible to political, economic or regulatory factors adversely affecting issuers of Municipal Obligations in its state. Set forth below is additional information that bears upon the risk of investing in Municipal Obligations issued by public authorities in the states of currently offered Funds. This information was obtained from official statements of issuers located in the respective states as well as from other publicly available official documents and statements. The Funds have not independently verified any of the information contained in such statements and documents. The information below is intended only as a general summary and is not intended as a discussion of any specific factor that may affect any particular obligation or issuer.

FACTORS PERTAINING TO FLORIDA

Florida's service-based economy is stabilizing with the worst of the September 11, 2001 terrorism fears declining and the national economy recovering. A budget for fiscal 2003 was approved by the legislature during a special session in May and included a fully funded budget stabilization fund of $958 million. After Governor Bush intervened, the House and Senate reached a compromise and delayed reduction of Florida's intangibles tax on stocks and bonds. The state has no personal income tax, but its other revenue sources, primarily sales taxes, have grown consistently in contrast to trends for most other states.

Personal income growth continues to outpace the nation and recent economic reports indicate that the State continues to experience job growth, albeit at a more moderate pace. While Florida's unemployment rate increased to 5.4% in July 2002 from 4.9% in July 2001, it remained below the July 2002 national average of 6%. Florida's 2001 per capita income of $28,493 is approximately 94% of the national average of $30,271 and is slightly above regional levels. Because the State's significant senior population relies more on fixed incomes than on wages, income levels in the State are generally more stable over different phases of economic cycles.

Longer term, the state will continue to be an attractive tourist destination and will continue to attract businesses. Florida's population growth during the 1990's was nearly twice the national average, although projections for the next decade indicate somewhat slower growth. The housing market boom also continues throughout the State.

As of August 31, 2002, Florida's general obligation debt carried ratings of AA+ by Standard & Poor's, Aa2 by Moody's, and AA by Fitch. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.

FACTORS PERTAINING TO GEORGIA

From 1994 to 2000, Georgia benefited from steady economic and employment growth as a result of the State's stable and broad-based trade/services economy, low average cost of living, and extensive transportation infrastructure. Employment began to decline in 2001, with jobs attributable to services, and wholesale and retail trade no longer offsetting job cuts within the manufacturing sector. Conditions are even weaker in the Atlanta metropolitan area due to overbuilding and the general economic weakness of the metro area economy. Outside of Atlanta, healthy residential construction activity continues to support construction employment and improve demand for manufactured products.

While the State's unemployment level increased to 4.9% in July 2002 from 4.3% in July 2001, it remained well below the national average of 6% in July 2002. Per capita income in 2001 was $28,438, which is approximately 94% of the national average of $30,271.

As of August 31, 2002, Georgia's general obligation debt carried AAA ratings from Standard & Poor's, Moody's, and Fitch. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.

FACTORS PERTAINING TO MARYLAND

Maryland's economy has slowed, but continues to outperform most other states during the current national recession. The services, wholesale and retail trade, and government sectors account for most of the State's employment. Unlike in most states, government employment surpasses manufacturing employment. Following the September 11, 2001 terrorists attacks, the Federal Government's increased defense and "anti-terrorist" spending has stabilized the Maryland economy, despite the slowdown in other employment sectors.

The current 2003 budget is tightly balanced, with a large structural gap forecast in 2004. Despite the Governor Glendening's recommendation to freeze the personal income tax reduction, it is significant that the budget does include the final phase out of the 10% personal income tax reduction representing an estimated $177 million of revenue.

The State's unemployment rate was 4.2% in July 2002, the same rate as one year ago in July 2001, and well below the national average of 6% in July 2002. Per capita income, which was $34,950 in 2001, continues to exceed the national average of $30,271. Maryland remains among the wealthiest states in the nation.

Maryland's general obligation debt, which is constitutionally limited to a maximum term of 15 years, carried AAA ratings from Moody's, Standard & Poor's, and Fitch as of August 31, 2002. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.

FACTORS PERTAINING TO VIRGINIA

Virginia's economy is slowly emerging from recession. Unemployment is declining with local government and services industries leading the employment growth. As the sixth largest high-tech employer, recent employment losses in business services, mostly high-tech jobs, are responsible for continuing job losses in the manufacturing and telecommunications industries. Also, the effects of a regionwide drought are expected to continue to hurt agriculture and commercial development. Governor Warner announced a $1.5 billion revenue shortfall in the State's two-year budget, which took effect July 1, and he warned that the gap could widen, forecasting a $3.5 billion shortfall through mid-2004. The sharp drop in revenues was focused mostly in Northern Virginia where record declines in tax collections from high-tech jobs in the 1990's due to job losses accounted for almost half of statewide unemployment.

Virginia's unemployment rate was 4.1% in July 2002, well below the national average of 6% in July 2002, but above the Commonwealth's July 2001 rate of 3.7%. Per capita income was $32,295 in 2001, which is 107% of the national average of $30,271. Longer term, the State's strong demographic trends, low business costs, and generous tax incentives will contribute to Virginia's above average growth in the future.

As of August 31, 2002, Moody's, Standard & Poor's, and Fitch each gave Virginia's general obligation debt a AAA rating. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.

NON-PUBLICLY TRADED SECURITIES; RULE 144A SECURITIES. The Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but that can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's limitation on the purchase of illiquid securities (usually 15% of a fund's net assets, 10% for the money market funds), unless the Fund's governing Board of Trustees determines on an ongoing basis that an adequate trading market exists for the security. In addition to an adequate trading market, the Board of Trustees will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board of Trustees will carefully monitor any investments by the Fund in Rule 144A Securities. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board of Trustees will retain ultimate responsibility for any determination regarding liquidity.

Non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. The Fund's investments in illiquid securities are subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund's net assets could be adversely affected.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Funds may invest in U.S. dollar-denominated obligations of domestic branches of foreign banks and foreign branches of domestic banks only when the Adviser believes that the risks associated with such investment are minimal and that all applicable quality standards have been satisfied. Bank obligations include the following:

o BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

o CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

o TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

OPTIONS. A Fund may purchase and write put and call options on securities or securities indices (traded on U.S. exchanges or over-the-counter markets) and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

The Fund must cover all options it writes. For example, when a Fund writes an option on a security, index or foreign currency, it will segregate or earmark liquid assets with the Fund's custodian in an amount at least equal to the market value of the option and will maintain such coverage while the option is open. A Fund may otherwise cover the transaction by means of an offsetting transaction or other means permitted by the 1940 Act or the rules and SEC interpretations thereunder.

Each Fund may trade put and call options on securities, securities indices or currencies, as the investment adviser or sub-adviser determines is appropriate in seeking the Fund's investment objective. For example, a Fund may purchase put and call options on securities or indices to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

In another instance, a Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

There are significant risks associated with a Fund's use of options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the movement in prices of options held by the Fund and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

OTHER INVESTMENTS. The Funds are not prohibited from investing in bank obligations issued by clients of SEI Investments Company ("SEI Investments"), the parent company of the Funds' administrator and distributor. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Funds will purchase. The Funds will not purchase obligations issued by the Adviser.

PARALLEL PAY SECURITIES; PAC BONDS. Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

PAY-IN-KIND SECURITIES. Pay-In-Kind securities are debt obligations or preferred stock, that pay interest or dividends in the form of additional debt obligations or preferred stock.

REAL ESTATE INVESTMENT TRUSTS. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which a Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

REAL ESTATE SECURITIES. A Fund may be subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies principally engaged in the real estate industry. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences. The value of securities of companies which service the real estate business sector may also be affected by such risks.

Because a Fund may invest a substantial portion of its assets in REITs, a Fund may also be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act. Changes in prevailing interest rates may inversely affect the value of the debt securities in which a Fund will invest. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value. Generally, increases in interest rates will increase the costs of obtaining financing which could directly and indirectly decrease the value of a Fund's investments.

REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's total assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

RESOURCE RECOVERY BONDS. The Virginia Tax-Free Money Market Fund and the municipal bond funds may purchase resource recovery bonds, which are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved, at least during the construction phase, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations, and project operator tax incentives may affect the value and credit quality of resource recovery bonds.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS. Investments by a money market fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations, money market funds may acquire only obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or
(ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). In the case of taxable money market funds, investments in second tier securities are subject to further constraints in that (i) no more than 5% of a money market fund's assets may be invested in second tier securities and
(ii) any investment in securities of any one such issuer is limited to the greater of 1% of the money market fund's total assets or $1 million. A taxable money market fund may not purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies of instrumentalities) if, as a result, more than 5% of the total assets of the Fund would be invested the securities of one issuer. A taxable money market fund may also hold more than 5% of its assets in first tier securities of a single issuer for three "business days" (that is, any day other than a Saturday, Sunday or customary business holiday).

SECURITIES LENDING. Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund
(including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Funds follow procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES. As consistent with each Fund's investment objective, a Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale "against-the-box" is a taxable transaction to the Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short positions.

SHORT-TERM OBLIGATIONS. Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

STANDBY COMMITMENTS AND PUTS. The Funds may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third-party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Funds to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Adviser believes present minimal credit risks, and the Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed one-half of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

STRIPS. Separately Traded Interest and Principal Securities ("STRIPS") are component parts of U.S. Treasury securities traded through the federal book-entry system. An Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the 1940 Act, the Adviser will only purchase STRIPS for money market funds that have a remaining maturity of 397 days or less; therefore, the money market funds currently may only purchase interest component parts of U.S. Treasury securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the money market funds.

STRUCTURED INVESTMENTS. Structured Investments are derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the 1940 Act. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. The Fund will purchase structured investments in trusts that engage in such swaps only where the counterparties are approved by the Adviser in accordance with credit-risk guidelines established by the Board of Trustees.

STRUCTURED NOTES. Notes are derivatives where the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows the Fund to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

SUPRANATIONAL AGENCY OBLIGATIONS. Supranational agency obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the "World Bank"), African Development Bank, European Union, European Investment Bank, and the Nordic Investment Bank.

SWAP AGREEMENTS. The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Adviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Adviser, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

TRACKING ERROR. The following factors may affect the ability of the Funds to achieve correlation with the performance of their respective benchmarks: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) a Fund holding less than all of the securities in the benchmark and/or securities not included in the benchmark; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover);
(5) a Fund holding instruments traded in a market that has become illiquid or disrupted; (6) Fund share prices being rounded to the nearest cent; (7) changes to the index hedged that are not disseminated in advance; (8) the need to conform a Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements. In addition, the Adviser's use of hedging techniques will cause the Funds' performance to diverge from that of its respective index at times when hedges are employed.

U.S. GOVERNMENT SECURITIES. Examples of types of U.S. government obligations in which the Funds may invest include U.S. Treasury obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

o U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

o RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

o ZERO COUPON OBLIGATIONS. Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. These obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

     Investors will receive written notification at least thirty days prior to any change in a Fund's investment objective. The phrase "primarily invests" as used in the prospectuses means that the Fund invests at least 65% of its assets in the securities as described in the sentence. Each tax-exempt fund invests at least 80% of its total assets in securities with income exempt from federal income and alternative minimum taxes.

o U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

o U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

VARIABLE RATE MASTER DEMAND NOTES. Variable rate master demand notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Adviser, be equivalent to the ratings applicable to permitted investments for the particular Fund. The Adviser will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. Variable rate master demand notes may or may not be backed by bank letters of credit.

VENTURE CAPITAL. The Fund may invest in venture capital limited partnerships and venture capital funds that, in turn, invest principally in securities of early stage, developing companies. Investments in venture capital limited partnerships and venture capital funds present a number of risks not found in investing in established enterprises including the facts that such a partnership's or fund's portfolio will be composed almost entirely of early-stage companies that may lack depth of management and sufficient resources, that may be marketing a new product for which there is no established market, and that may be subject to intense competition from larger companies. Any investment in a venture capital limited partnership or venture capital fund will lack liquidity, will be difficult to value, and the Fund will not be entitled to participate in the management of the partnership or fund. If for any reason the services of the general partners of a venture capital limited partnership were to become unavailable, such limited partnership could be adversely affected.

In addition to investing in venture capital limited partnerships and venture capital funds, the Fund may directly invest in early-stage, developing companies. The risks associated with investing in these securities are substantially similar to the risks set forth above. The Fund will typically purchase equity securities in these early-stage, developing companies; however from time to time, the Fund may purchase non-investment grade debt securities in the form of convertible notes.

Such investments involve costs at the venture capital level which are in addition to those of the Fund.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. To the extent required by the 1940 Act, a Fund will maintain with the custodian a separate account with liquid high-grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if deems it appropriate.

WHEN-ISSUED SECURITIES AND MUNICIPAL FORWARDS. When-issued securities are securities that are delivered and paid for normally within 45 days after the date of commitment to purchase. Municipal forwards call for delivery of the underlying municipal security normally after 45 days but before 1 year after the commitment date.

Although a Fund will only make commitments to purchase when-issued securities and municipal forwards with the intention of actually acquiring the securities, a Fund may sell them before the settlement date. When-issued securities are subject to market fluctuation, and accrue no interest to the purchaser during this pre-settlement period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing municipal forwards and when-issued securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

Segregated accounts will be established with the appropriate custodian, and a Fund will maintain high-quality, liquid assets in an amount at least equal in value to its commitments to purchase when-issued securities and municipal forwards. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds. Fundamental policies cannot be changed without the consent of the holders of a majority of each Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

No Fund may:

       1. With respect to 75% of each Fund's total assets (50% in the case of Maryland Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund), invest more than 5% of the value of the total assets of a Fund in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, repurchase agreements involving such securities, and securities issued by investment companies), or purchase the securities of any one issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by a Fund.

       2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for the purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes (less than 60 days), and in an amount not exceeding 5% of its total assets.

       3. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the sale of portfolio securities.

       4. Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

       5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by investment companies) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

                  5.1 With respect to the money market funds, this limitation does not apply to obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks.

                  5.2 No Life Vision Fund may invest more than 25% of its assets in underlying STI Classic Funds that, as a matter of policy, concentrate their assets in any one industry. However, a Life Vision Fund may indirectly invest more than 25% of its total assets in one industry through its investments in the underlying STI Classic Funds. Each Life Vision Fund may invest up to 100% of its assets in securities issued by investment companies.

       6. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

       7. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.

       8. Make loans, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) lend its portfolio securities.

NON-FUNDAMENTAL POLICIES

The following investment policies are non-fundamental policies of the Funds and may be changed by the Funds' Board of Trustees.

       1. Any change to a Fund's investment policy to invest at least 80% of such Fund's net assets in securities of companies in a specific sector is subject to 60 days' prior notice to shareholders.

       2. No Fund may purchase or hold illiquid securities (I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets (10% for the Prime Quality Money Market, U.S. Government Securities Money Market, U.S. Treasury Money Market Fund, and Tax-Exempt Money Market Funds) would be invested in illiquid securities.

       3. No Life Vision Fund currently intends to purchase securities on margin, except that a Life Vision Fund may obtain such short-term credits as are necessary for the clearance of transactions.

       4. No Life Vision Fund currently intends to sell securities short.

       5. No Life Vision Fund currently intends to purchase or sell futures contracts or put or call options.

       6. No Life Vision Fund may invest in shares of unaffiliated money market funds, except as permitted by the SEC.

With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

INVESTMENT ADVISER

GENERAL. Trusco Capital Management, Inc. ("Trusco" or the "Adviser") is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940 and serves as investment adviser to the Funds. The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The principal business address of the Adviser is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. As of December 31, 2002, Trusco had discretionary management authority with respect to approximately $43.9 billion of assets under management.

ADVISORY AGREEMENTS WITH THE TRUST. Prior to January 1, 2000, STI Capital Management, N.A. ("STI"), a subsidiary of SunTrust Banks, Inc., served as investment adviser to the Balanced Fund, Capital Appreciation Fund, Florida Tax-Exempt Bond Fund, International Equity Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited-Term Federal Mortgage Securities Fund, Mid-Cap Equity Fund, Small Cap Value Equity Fund and Value Income Stock Fund. On January 1, 2000, SunTrust Bank (formerly SunTrust Bank, Atlanta), a subsidiary of SunTrust Banks, Inc. and the investment adviser of the Georgia Tax-Exempt Bond Fund, succeeded STI as the investment adviser to those Funds. On July 1, 2000, SunTrust Banks, Inc. reorganized its money management units, including those of SunTrust Bank, into Trusco. As a result, Trusco now serves as the investment adviser to each Fund pursuant to three separate agreements (the "Advisory Agreements").

The Advisory Agreements provide that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. The Advisory Agreements provide that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Adviser and/or the Fund's administrator will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Code.

The continuance of the Advisory Agreements, after the first 2 years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreements or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements will terminate automatically in the event of its assignment, and each is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreements, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the specified annual rate of each Fund's average daily net assets:

--------------------------------------------------------------------------------
FUND                                                                    FEES
--------------------------------------------------------------------------------
Balanced Fund                                                           0.95%
--------------------------------------------------------------------------------
Capital Appreciation Fund                                               1.15%
--------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                                            0.65%
--------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                                            0.65%
--------------------------------------------------------------------------------
Growth and Income Fund                                                  0.90%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND                                                                    FEES
--------------------------------------------------------------------------------
High Income Fund                                                        0.80%
--------------------------------------------------------------------------------
Information and Technology Fund                                         1.10%
--------------------------------------------------------------------------------
International Equity Fund                                               1.25%
--------------------------------------------------------------------------------
International Equity Index Fund                                         0.90%
--------------------------------------------------------------------------------
Investment Grade Bond Fund                                              0.74%
--------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund                                   0.74%
--------------------------------------------------------------------------------
Life Vision Aggressive Growth Fund                                      0.25%
--------------------------------------------------------------------------------
Life Vision Conservative Fund                                           0.25%
--------------------------------------------------------------------------------
Life Vision Growth and Income Fund                                      0.25%
--------------------------------------------------------------------------------
Life Vision Moderate Growth Fund                                        0.25%
--------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund                           0.65%
--------------------------------------------------------------------------------
Maryland Municipal Bond Fund                                            0.65%
--------------------------------------------------------------------------------
Mid-Cap Equity Fund                                                     1.15%
--------------------------------------------------------------------------------
Mid Cap Value Equity Fund                                               1.25%
--------------------------------------------------------------------------------
Prime Quality Money Market Fund                                         0.65%
--------------------------------------------------------------------------------
Short-Term Bond Fund                                                    0.65%
--------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund                                0.65%
--------------------------------------------------------------------------------
Small Cap Growth Stock Fund                                             1.15%
--------------------------------------------------------------------------------
Small Cap Value Equity Fund                                             1.15%
--------------------------------------------------------------------------------
Strategic Income Fund                                                   0.85%
--------------------------------------------------------------------------------
Strategic Quantitative Equity Fund                                      1.15%
--------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                                            0.55%
--------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund                                         1.15%
--------------------------------------------------------------------------------
U.S. Government Securities Fund                                         0.74%
--------------------------------------------------------------------------------
U.S. Government Securities Money Market Fund                            0.65%
--------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                         0.65%
--------------------------------------------------------------------------------
Value Income Stock Fund                                                 0.80%
--------------------------------------------------------------------------------
Vantage Fund                                                            1.60%
--------------------------------------------------------------------------------
Virginia Intermediate Municipal Bond Fund                               0.65%
--------------------------------------------------------------------------------
Virginia Municipal Bond Fund                                            0.65%
--------------------------------------------------------------------------------
Virginia Tax-Free Money Market Fund                                     0.40%
--------------------------------------------------------------------------------

For the period from commencement of operations to the fiscal periods ended May 31, 2002, 2001, and 2000, the Trust paid the following advisory fees:

--------------------------------------------------------------------------------------------------------------------
FUND                                               FEES PAID ($)                          FEES WAIVED ($)
--------------------------------------------------------------------------------------------------------------------
                                           2002          2001         2000          2002          2001       2000
--------------------------------------------------------------------------------------------------------------------
Balanced Fund                            2,772,000     2,637,000    2,779,000       85,000       113,000     335,000
--------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund               16,284,000    16,198,000   21,951,000      288,000       458,000   1,750,000
--------------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund               823,000       665,000      650,000       61,000        67,000     130,000
--------------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund               666,000       558,000      524,000       50,000        58,000     113,000
--------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                   8,312,000     8,959,000    7,269,000            0             0       1,000
--------------------------------------------------------------------------------------------------------------------
High Income Fund #                         241,000        56,000        3,000       56,000        13,000       3,000
--------------------------------------------------------------------------------------------------------------------
Information and Technology Fund            772,000     1,536,000      469,000            0         5,000      69,000
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
FUND                                               FEES PAID ($)                          FEES WAIVED ($)
--------------------------------------------------------------------------------------------------------------------
                                           2002          2001         2000          2002          2001       2000
--------------------------------------------------------------------------------------------------------------------
International Equity Fund                2,389,000     3,245,000    6,533,000            0         6,000      18,000
--------------------------------------------------------------------------------------------------------------------
International Equity Index Fund          1,970,000     2,465,000    1,359,000      208,000       261,000     190,000
--------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund               6,721,000     6,616,000    7,739,000      196,000       284,000     798,000
--------------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund    1,286,000     1,094,000    1,176,000       59,000        64,000     109,000
--------------------------------------------------------------------------------------------------------------------
Life Vision Aggressive Growth Fund          23,000        14,000       11,000       45,000        36,000      31,000
--------------------------------------------------------------------------------------------------------------------
Life Vision Conservative Fund                    *            *             *            *            *            *
--------------------------------------------------------------------------------------------------------------------
Life Vision Growth and Income Fund          59,000        43,000       18,000       69,000        52,000      40,000
--------------------------------------------------------------------------------------------------------------------
Life Vision Moderate Growth Fund           111,000       100,000      111,000       94,000        85,000     102,000
--------------------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage
Securities Fund                            801,000       676,000      742,000       67,000        81,000     162,000
--------------------------------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund               280,000       190,000      186,000       39,000        33,000      42,000
--------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                      2,196,000     2,315,000    2,763,000       49,000        77,000     191,000
--------------------------------------------------------------------------------------------------------------------
Mid Cap Value Equity Fund                  627,000             *            *       55,000             *           *
--------------------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund         31,332,000    27,738,000   21,362,000    6,382,000     6,020,000   6,310,000
--------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                     1,755,000     1,214,000    1,110,000      138,000       120,000     185,000
--------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities
Fund                                       864,000       552,000      347,000       88,000        73,000      88,000
--------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund              6,800,000     6,063,000    3,384,000            0        50,000      84,000
--------------------------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund              5,714,000     3,005,000    3,363,000            0        21,000      76,000
--------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                      171,000             *            *       23,000             *           *
--------------------------------------------------------------------------------------------------------------------
Strategic Quantitative Equity Fund               *             *            *            *             *           *
--------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund             5,338,000     4,695,000    3,098,000    1,172,000     1,084,000   1,060,000
--------------------------------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund          6,100,000    10,376,000    6,855,000            0        93,000     399,000
--------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund          1,422,000       981,000      670,000       65,000        59,000      88,000
--------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Money
Market Fund                              5,955,000     4,023,000    2,564,000      957,000       683,000     537,000
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund          4,771,000     4,320,000    4,236,000      766,000       741,000     855,000
--------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund                  6,380,000     7,155,000   13,106,000            0             0           0
--------------------------------------------------------------------------------------------------------------------
Vantage Fund                                52,000             *            *        3,000             *           *
--------------------------------------------------------------------------------------------------------------------
Virginia Intermediate Municipal Bond
Fund                                     1,296,000     1,289,000    1,551,000            0        62,000           0
--------------------------------------------------------------------------------------------------------------------
Virginia Municipal Bond Fund               448,000       378,000      280,000            0         6,000      20,000
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
FUND                                               FEES PAID ($)                          FEES WAIVED ($)
--------------------------------------------------------------------------------------------------------------------
                                           2002          2001         2000          2002          2001       2000
--------------------------------------------------------------------------------------------------------------------
Virginia Tax-Free Money Market Fund      1,399,000     1,102,000    1,184,000            0             0       4,000
--------------------------------------------------------------------------------------------------------------------

* Not in operation during the period.

# Prior to March 28, 2000, advisory fees were paid by the predecessor to this Fund pursuant to an agreement between the ESC Strategic Funds and SunTrust Equitable Securities Corporation. The amounts listed for 2000 represent the advisory fees paid to and/or waived by Equitable Securities Corporation for the fiscal periods ending March 28, 2000.


THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement") dated May 29, 1995, as amended. Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the date of the Agreement and shall continue in effect for successive periods of two years subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than 90 days' written notice to the other party.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. The Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on the next $3 billion, 0.065% on the next $2 billion and 0.06% for over $10 billion.

For the period from commencement of operations to the fiscal periods ended May 31, 2002, 2001, and 2000, the Funds paid the following administrative fees:

--------------------------------------------------------------------------------------------------------------------
FUND                                                        FEES PAID ($)                     FEES WAIVED ($)
--------------------------------------------------------------------------------------------------------------------
                                                   2002         2001        2000       2002        2001       2000
--------------------------------------------------------------------------------------------------------------------
Balanced Fund                                     207,000     203,000     232,000        0           0          0
--------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                         993,000    1,013,000   1,458,000       0           0          0
--------------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                       94,000      79,000      85,000        0           0          0
--------------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                       76,000      66,000      69,000        0           0          0
--------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                            636,000     697,000     572,000        0           0          0
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
FUND                                                        FEES PAID ($)                     FEES WAIVED ($)
--------------------------------------------------------------------------------------------------------------------
                                                   2002         2001        2000       2002        2001        2000
--------------------------------------------------------------------------------------------------------------------
High Income Fund #                                 25,000      6,000         0          0           0          0
--------------------------------------------------------------------------------------------------------------------
Information and Technology Fund                    48,000      98,000      35,000       0           0          0
--------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                        644,000     652,000     817,000       0           0          0
--------------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund             125,000     110,000     123,000       0           0          0
--------------------------------------------------------------------------------------------------------------------
International Equity Fund                         132,000     182,000     371,000       0           0          0
--------------------------------------------------------------------------------------------------------------------
International Equity Index Fund                   167,000     212,000     122,000       0           0          0
--------------------------------------------------------------------------------------------------------------------
Life Vision Aggressive Growth Fund                 19,000      14,000      18,000       0           0          0
--------------------------------------------------------------------------------------------------------------------
Life Vision Conservative Fund                         *          *           *          *           *          *
--------------------------------------------------------------------------------------------------------------------
Life Vision Growth and Income Fund                 35,000      27,000      17,000       0           0          0
--------------------------------------------------------------------------------------------------------------------
Life Vision Moderate Growth Fund                   57,000      52,000      56,000       0           0          0
--------------------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund      92,000      82,000      98,000       0           0          0
--------------------------------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund                       34,000      24,000      25,000       0           0          0
--------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                               134,000     146,000     181,000       0           0          0
--------------------------------------------------------------------------------------------------------------------
Mid Cap Value Equity Fund                          37,000        *           *          0           *          *
--------------------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund                 3,999,000   3,633,000   3,012,000       0           0          0
--------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                              201,000     144,000     141,000       0           0          0
--------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund          101,000      67,000      47,000       0           0          0
--------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund                       407,000     372,000     218,000       0           0          0
--------------------------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund                       342,000     184,000     212,000       0           0          0
--------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                             16,000        *           *           0           *          *
--------------------------------------------------------------------------------------------------------------------
Strategic Quantitative Equity Fund                    *          *           *          *           *          *
--------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                      816,000     735,000     535,000       0           0          0
--------------------------------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund                   366,000     637,000     446,000       0           0          0
--------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                   138,000      98,000      73,000       0           0          0
--------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Money Market Fund      733,000     506,000     337,000       0           0          0
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                   587,000     545,000     579,000       0           0          0
--------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund                           549,000     626,000   1,154,000       0           0          0
--------------------------------------------------------------------------------------------------------------------
Vantage Fund                                       2,000         *           *          0           *          *
--------------------------------------------------------------------------------------------------------------------
Virginia Intermediate Municipal Bond Fund         138,000     145,000     170,000       0           0          0
--------------------------------------------------------------------------------------------------------------------
Virginia Municipal Bond Fund                       47,000      41,000      36,000       0           0          0
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
FUND                                                        FEES PAID ($)                     FEES WAIVED ($)
--------------------------------------------------------------------------------------------------------------------
                                                   2002         2001        2000       2002        2001        2000
--------------------------------------------------------------------------------------------------------------------
Virginia Tax Free Money Market Fund               241,000     193,000     212,000       0           0          0
------------------------------------------------ ---------- ----------- ----------- ----------- ---------- -----------

* Not in operation during the period.

# Prior to March 28, 2000, administration fees were paid by the predecessor to this Fund pursuant to an agreement between the ESC Strategic Funds, Inc. and BISYS Fund Services. The amounts listed for 2000 represent the administration fees paid to and/or waived by Equitable Securities Corporation for the fiscal years ending March 28, 2000.


THE DISTRIBUTOR

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments and an affiliate of the Administrator, are parties to a distribution agreement dated November 21, 1995 (the "Distribution Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares. The principal business address of the Distributor is Oaks, Pennsylvania 19456. Under the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of shares of the Trust. The Distributor will receive no compensation for distribution of Trust Shares. In addition, the Investor Shares of the Funds have a distribution plan (the "Investor Plan"), the Flex Shares of the Funds have a distribution and service plan (the "Flex Plan"), and the B Shares of the Funds have a distribution and service plan (the "B Plan").

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

With respect to the Trust, the Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to financial institutions whose representatives have sold or are expected to sell significant amounts of these Funds.

For the the fiscal years ended May 31, 2002, 2001 and 2000, the aggregate sales charge payable to the Distributor with respect to the Investor Shares of the Funds were as follows:

-----------------------------------------------------------------------------------------------------------------------
                                              AGGREGATE SALES CHARGES PAYABLE TO            AMOUNT RETAINED BY
                                                        DISTRIBUTOR ($)                      DISTRIBUTOR ($)
                                            ---------------------------------------------------------------------------
FUND                                            2002         2001         2000         2002        2001        2000
-----------------------------------------------------------------------------------------------------------------------
Balanced Fund                                  23,000       25,000        36,000         0           0           0
-----------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                   1,220,000    1,539,000     1,984,000         0           0           0
-----------------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                    5,000        5,000         6,000         0           0           0
-----------------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                    5,000        5,000         6,000         0           0           0
-----------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                         95,000      104,000       100,000         0           0           0
-----------------------------------------------------------------------------------------------------------------------
International Equity Fund                      25,000       23,000        41,000         0           0           0
-----------------------------------------------------------------------------------------------------------------------
International Equity Index Fund                15,000       11,000        19,000         0           0           0
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                              AGGREGATE SALES CHARGES PAYABLE TO            AMOUNT RETAINED BY
                                                        DISTRIBUTOR ($)                      DISTRIBUTOR ($)
                                            ---------------------------------------------------------------------------
FUND                                            2002         2001         2000         2002        2001        2000
-----------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                     94,000       91,000       129,000         0           0           0
-----------------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund          84,000       83,000        96,000         0           0           0
-----------------------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities
Fund                                            3,000        2,000         4,000         0           0           0
-----------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                            47,000       57,000        72,000         0           0           0
-----------------------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund             3,842,000    3,431,000     1,973,000         0           0           0
-----------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund                   128,000      163,000        56,000         0           0           0
-----------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                           11,000        4,000         4,000         0           0           0
-----------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund        5,000        4,000         5,000         0           0           0
-----------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                  336,000      269,000       194,000         0           0           0
-----------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                28,000        8,000         8,000         0           0           0
-----------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Money Market
Fund                                          364,000      177,000       108,000         0           0           0
-----------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund                       256,000      293,000        504,00         0           0           0
-----------------------------------------------------------------------------------------------------------------------
Virginia Intermediate Municipal Bond Fund       9,000       10,000        11,000         0           0           0
-----------------------------------------------------------------------------------------------------------------------
Virginia Tax-Free Money Market Fund           399,000      266,000        51,000         0           0           0
-----------------------------------------------------------------------------------------------------------------------

The following table shows the amount of front-end sales charge that is paid to Investment Consultants (Dealers) as a percentage of the offering price of Investor Shares:

-----------------------------------------------------------------------------------------------------------------------
                                                              DEALERS' REALLOWANCE AS A PERCENTAGE OF OFFERINGPRICE
                                                         --------------------------------------------------------------
                                                                            $100,000         $250,000
                                                           Less than     but less than    but less than    $1,000,000
FUNDS                                                      $100,000         $250,000        $1,000,000      and over
-----------------------------------------------------------------------------------------------------------------------
Balanced,  Capital  Appreciation,  Florida  Tax-Exempt
Bond,  Georgia  Tax-Exempt  Bond,  Growth  and  Income
Fund,   Information  and   Technology,   International
Equity,  International Equity Index,  Investment Grade
Bond,   Investment  Grade  Tax-Exempt  Bond,   Mid-Cap
Equity,  Small Cap  Value  Equity,  Small  Cap  Growth
Stock,  U.S.  Government   Securities,   Value  Income
Stock, and Virginia Intermediate Municipal Bond Funds        3.75%           3.25%            2.50%         1.50%
-----------------------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund                2.50%           1.75%            1.25%            0%
-----------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                                         2.00%           1.50%            1.00%            0%
-----------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund                     1.00%           0.79%            0.50%            0%
-----------------------------------------------------------------------------------------------------------------------

For the fiscal years ended May 31, 2002, 2001 and 2000, the aggregate sales charge payable to the Distributor with respect to the Flex Shares of the Funds were as follows:

-----------------------------------------------------------------------------------------------------------------------
                                         AGGREGATE SALES CHARGE PAYABLE TO FUND
                                                   DISTRIBUTOR ($)               AMOUNT RETAINED BY DISTRIBUTOR ($)
                                         ------------------------------------------------------------------------------
FUND                                       2002         2001         2000         2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------
Balanced Fund                             707,000      626,000      765,000         0            0             0
-----------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                1,067,000    1,138,000    1,528,000        0            0             0
-----------------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund              177,000      104,000      127,000         0            0             0
-----------------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund              157,000      102,000      113,000         0            0             0
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
                                           AGGREGATE SALES CHARGE PAYABLE TO
                                                   DISTRIBUTOR ($)               AMOUNT RETAINED BY DISTRIBUTOR ($)
                                         ------------------------------------------------------------------------------
FUND                                       2002         2001         2000         2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                     837,000      658,000      497,000         0            0             0
-----------------------------------------------------------------------------------------------------------------------
High Income Fund                           315,000       86,000        4,000         0            0             0
-----------------------------------------------------------------------------------------------------------------------
Information and Technology Fund            154,000      254,000       52,000         0            0             0
-----------------------------------------------------------------------------------------------------------------------
International Equity Fund                   69,000       73,000      146,000         0            0             0
-----------------------------------------------------------------------------------------------------------------------
International Equity Index Fund             41,000       40,000       32,000         0            0             0
-----------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                 328,000      200,000      249,000         0            0             0
-----------------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund      227,000      155,000      163,000         0            0             0
-----------------------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage
Securities Fund                             69,000       16,000       22,000         0            0             0
-----------------------------------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund               190,000       72,000       75,000         0            0             0
-----------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                        132,000      134,000      139,000         0            0             0
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Value Equity Fund                   13,000          *            *           0            *             *
-----------------------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund             63,000       24,000       14,000         0            0             0
-----------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                       169,000       33,000       21,000         0            0             0
-----------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities
Fund                                       441,000       93,000       56,000         0            0             0
-----------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund                256,000      253,000      112,000         0            0             0
-----------------------------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund                172,000       86,000      139,000         0            0             0
-----------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                      106,000         *            *            0            *             *
-----------------------------------------------------------------------------------------------------------------------
Strategic Quantitative Equity Fund           *             *            *            *            *             *
-----------------------------------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund          1,945,000    2,828,000    1,867,000         0            0             0
-----------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund            314,000       99,000      104,000         0            0             0
-----------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund                    602,000      672,000    1,321,000         0            0             0
-----------------------------------------------------------------------------------------------------------------------
Vantage Fund                                 1,000         *            *            0            *             *
-----------------------------------------------------------------------------------------------------------------------
Virginia Municipal Bond Fund               114,000       58,000       62,000         0            0             0
-----------------------------------------------------------------------------------------------------------------------

* Not in operation during the period.

INVESTOR SHARES, FLEX SHARES AND B SHARES DISTRIBUTION PLANS

The Distribution Agreement and the Investor Plan adopted by the Trust provide that Investor Shares of the Funds will pay the Distributor fees of up to the following respective levels:

--------------------------------------------------------------------------------
FUND:                                              DISTRIBUTION FEE:
--------------------------------------------------------------------------------
Balanced Fund                                      0.28%
--------------------------------------------------------------------------------
Capital Appreciation Fund                          0.68%
--------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                       0.18%
--------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                       0.18%
--------------------------------------------------------------------------------
Growth and Income Fund                             0.25%
--------------------------------------------------------------------------------
International Equity Index Fund                    0.38%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND:                                              DISTRIBUTION FEE:
--------------------------------------------------------------------------------
International Equity Fund                          0.33%
--------------------------------------------------------------------------------
Investment Grade Bond Fund                         0.43%
--------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund              0.43%
--------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund      0.23%
--------------------------------------------------------------------------------
Mid-Cap Equity Fund                                0.43%
--------------------------------------------------------------------------------
Prime Quality Money Market Fund                    0.20%
--------------------------------------------------------------------------------
Short-Term Bond Fund                               0.23%
--------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund           0.18%
--------------------------------------------------------------------------------
Small Cap Growth Stock Fund                        0.50%
--------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                       0.15%
--------------------------------------------------------------------------------
U.S. Government Securities Money Market Fund       0.17%
--------------------------------------------------------------------------------
U.S. Government Securities Fund                    0.38%
--------------------------------------------------------------------------------
Value Income Stock Fund                            0.33%
--------------------------------------------------------------------------------
Virginia Intermediate Municipal Bond Fund          0.15%
--------------------------------------------------------------------------------
Virginia Tax-Free Money Market Fund                0.40%
--------------------------------------------------------------------------------

In addition, the Distribution Agreement, the Flex Plan and the B Plan adopted by the Trust provide that Flex Shares and B Shares of each applicable Fund will pay the Distributor a fee of up to 0.75% of the average daily net assets of that Fund. The Distributor can use these fees to compensate broker-dealers and service providers, including SunTrust and its affiliates, which provide administrative and/or distribution services to Investor Shares, Flex Shares or B Shares shareholders or their customers who beneficially own Investor Shares, Flex Shares or B Shares. In addition, Flex Shares and B Shares are subject to a service fee of up to 0.25% of the average daily net assets of the Flex Shares and B Shares of each Fund. This service fee will be used for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information on their investments.

Services for which broker-dealers and service providers may be compensated include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding shareholder communications from the Trust (such as proxies, shareholder reports, and dividend distribution and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial, or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

The Trust has adopted the Investor Plan, the Flex Plan and the B Plan in each case in accordance with the provisions of Rule 12b-1 under the 1940 Act, which rule regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Investor Plan, the Flex Plan and the B Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the disinterested Trustees. The Investor Plan, the Flex Plan and the B Plan require that quarterly written reports of amounts spent under the Investor Plan, the Flex Plan, and the B Plan, respectively, and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Investor Plan, the Flex Plan and the B Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the affected class of shares of the Trust. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the disinterested Trustees.

There is no sales charge on purchases of Flex Shares or B Shares, but Flex Shares and B Shares are subject to a contingent deferred sales charge if they are redeemed within one and five years, respectively, of purchase. Pursuant to the Distribution Agreement, the Flex Plan and the B Plan, Flex Shares and B Shares are subject to an ongoing distribution and service fee calculated on each Fund's aggregate average daily net assets attributable to its Flex Shares or B Shares.

For the fiscal years ended May 31, 2002, 2001 and 2000, the Funds paid the following amounts pursuant to the Investor Plan:

---------------------------------------------------------------------------------------------------------------------
                                                                DISTRIBUTION FEES - AMOUNT PAID OR REIMBURSED ($)
                                                               ------------------------------------------------------
FUND                                                               2002                2001               2000
---------------------------------------------------------------------------------------------------------------------
Balanced Fund                                                      7,000              9,000             19,000
---------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                                      1,061,000          1,343,000          1,686,000
---------------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                                     (7,000)*                 0                  0
---------------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                                     (7,000)*                 0                  0
---------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                            26,000             33,000             50,000
---------------------------------------------------------------------------------------------------------------------
International Equity Fund                                          6,000              7,000             28,000
---------------------------------------------------------------------------------------------------------------------
International Equity Index Fund                                    2,000                  0              7,000
---------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                                        59,000             54,000             91,000
---------------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund                             62,000             60,000             74,000
---------------------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund                    (10,000)*                0              1,000
---------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                                               27,000             36,000             53,000
---------------------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund                                3,407,000          2,911,000          1,653,000
---------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                                             (4,000)*                 0                  0
---------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund                         (8,000)*                 0                  0
---------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund                                      58,000              80,000             32,000
---------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                                     264,000            204,000            145,000
---------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                                   17,000                  0                  0
---------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Money Market Fund                     292,000            132,000             77,000
---------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund                                          233,000            268,000            502,000
---------------------------------------------------------------------------------------------------------------------
Virginia Intermediate Municipal Bond Fund                        (12,000)*                0                  0
---------------------------------------------------------------------------------------------------------------------
Virginia Tax-Free Money Market Fund                              167,000            100,000             26,000
---------------------------------------------------------------------------------------------------------------------

* The Distributor reimbursed the funds for other expenses.

For the fiscal years ended May 31, 2002, 2001 and 2000, the Funds paid the following amounts pursuant to the Flex Plan:

---------------------------------------------------------------------------------------------------------------------
                                                                         DISTRIBUTION FEES - AMOUNT PAID ($)
                                                               ------------------------------------------------------
FUND                                                                 2002               2001               2000
---------------------------------------------------------------------------------------------------------------------
Balanced Fund                                                       677,000           596,000            727,000
---------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                                         1,047,000         1,102,000          1,483,000
---------------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                                        111,000            60,000             74,000
---------------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                                         99,000            59,000             66,000
---------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                              648,000           515,000            371,000
---------------------------------------------------------------------------------------------------------------------
High Income Fund                                                    167,000            36,000             2,000
---------------------------------------------------------------------------------------------------------------------
Information and Technology Fund                                     104,000           204,000             51,000
---------------------------------------------------------------------------------------------------------------------
International Equity Fund                                            42,000            65,000            118,000
---------------------------------------------------------------------------------------------------------------------
International Equity Index Fund                                      25,000            38,000             20,000
---------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                                          254,000           147,000            184,000
---------------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund                               184,000           120,000            125,000
---------------------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund                        26,000                 0                  0
---------------------------------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund                                        169,000            55,000             57,000
---------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                                                 106,000           112,000            127,000
---------------------------------------------------------------------------------------------------------------------
Mid Cap Value Equity Fund                                             4,000                 *                  *
---------------------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund                                      59,000            15,000              8,000
---------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                                                 74,000             5,000                  0
---------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund                            159,000            21,000              9,000
---------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund                                         231,000           230,000             95,000
---------------------------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund                                         136,000            56,000            103,000
---------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                                59,000                 *                  *
---------------------------------------------------------------------------------------------------------------------
Strategic Quantitative Equity Fund                                        *                 *                  *
---------------------------------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund                                   1,844,000         2,732,000          1,796,000
---------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                                     260,000            71,000             56,000
---------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund                                             581,000           645,000          1,298,000
---------------------------------------------------------------------------------------------------------------------
Vantage Fund                                                              0                 *                  *
---------------------------------------------------------------------------------------------------------------------
Virginia Municipal Bond Fund                                         94,000            41,000             36,000
---------------------------------------------------------------------------------------------------------------------

* Not in operation during the period.

Other than any portion of the sales charges imposed on purchases, the following table shows the level of compensation paid by the Distributor to broker-dealers selling Investor and Flex Shares, unless otherwise agreed upon by the Distributor and such broker-dealer.

---------------------------------------------------------------------------------------------------------------------
                                                                            ANNUAL FIRST YEAR
                                  ANNUAL PAYOUT 12(B)-1   INITIAL PAYMENT     PAYOUT 12(B)-1        ANNUAL PAYOUT
                                  EFFECTIVE IMMEDIATELY    - AT TIME OF          EFFECTIVE         12(B)-1 EFFECTIVE
FUND                                   (INVESTOR)*          SALE (FLEX)     IMMEDIATELY (FLEX)     13TH MONTH (FLEX)
---------------------------------------------------------------------------------------------------------------------
EQUITY
---------------------------------------------------------------------------------------------------------------------
Capital Appreciation                      0.35%                0.25%               0.50%                 0.65%
---------------------------------------------------------------------------------------------------------------------
Balanced                                  0.20%                0.25%               0.50%                 0.65%
---------------------------------------------------------------------------------------------------------------------
Growth and Income                         0.20%                0.25%               0.45%                 0.60%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                             ANNUAL FIRST YEAR
                                  ANNUAL PAYOUT 12(B)-1   INITIAL PAYMENT    PAYOUT 12(B)-1          ANNUAL PAYOUT
                                  EFFECTIVE IMMEDIATELY    - AT TIME OF          EFFECTIVE         12(B)-1 EFFECTIVE
FUND                                   (INVESTOR)*          SALE (FLEX)     IMMEDIATELY (FLEX)     13TH MONTH (FLEX)
---------------------------------------------------------------------------------------------------------------------
Information and Technology                 N/A                 0.25%               0.50%                 0.65%
---------------------------------------------------------------------------------------------------------------------
International Equity                      0.25%                0.25%               0.45%                 0.60%
---------------------------------------------------------------------------------------------------------------------
International Equity Index                0.30%                0.25%               0.40%                 0.50%
---------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity                            0.30%                0.25%               0.45%                 0.60%
---------------------------------------------------------------------------------------------------------------------
Mid Cap Value Equity                       N/A                 0.25%               0.45%                 0.60%
---------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock                    0.35%                0.25%               0.50%                 0.65%
---------------------------------------------------------------------------------------------------------------------
Small Cap Value Equity                     N/A                 0.25%               0.45%                 0.60%
---------------------------------------------------------------------------------------------------------------------
Strategic Quantitative Equity              N/A                 0.25%               0.40%                 0.60%
---------------------------------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock                 N/A                 0.25%               0.45%                 0.60%
---------------------------------------------------------------------------------------------------------------------
Value Income Stock                        0.20%                0.25%               0.50%                 0.65%
---------------------------------------------------------------------------------------------------------------------
Vantage Fund                               N/A                 0.25%               0.40%                 0.60%
---------------------------------------------------------------------------------------------------------------------
FIXED INCOME
---------------------------------------------------------------------------------------------------------------------
High Income                                N/A                 0.25%               0.20%                 0.30%
---------------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond                   0.10%                0.15%               0.20%                 0.30%
---------------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond                   0.10%                0.15%               0.20%                 0.30%
---------------------------------------------------------------------------------------------------------------------
Investment Grade Bond                     0.20%                0.20%               0.20%                 0.30%
---------------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond          0.20%                0.20%               0.20%                 0.30%
---------------------------------------------------------------------------------------------------------------------
Limited Term Federal Mortgage
Securities                                0.15%                0.15%               0.20%                 0.25%
---------------------------------------------------------------------------------------------------------------------
Maryland Municipal Bond                    N/A                 0.15%               0.20%                 0.30%
---------------------------------------------------------------------------------------------------------------------
Short Term Bond                           0.15%                0.10%               0.20%                 0.25%
---------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury
Securities                                0.10%                0.10%               0.20%                 0.25%
---------------------------------------------------------------------------------------------------------------------
Strategic Income                           N/A                 0.25%               0.20%                 0.30%
---------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                0.15%                0.20%               0.20%                 0.30%
---------------------------------------------------------------------------------------------------------------------
Virginia Intermediate Municipal
Bond                                      0.10%                 N/A                 N/A                   N/A
---------------------------------------------------------------------------------------------------------------------
Virginia Municipal Bond                    N/A                 0.15%               0.20%                 0.30%
---------------------------------------------------------------------------------------------------------------------

* Initial Front End Sales Charge for Investor Shares ranges from 3.75% maximum to .50% depending on Fund and breakpoints (outlined in prospectus).


THE TRANSFER AGENT

Federated Services Company, Federated Investors Tower, Pittsburgh, PA 15222-3779 serves as the Trust's transfer agent.

THE CUSTODIAN

SunTrust Bank, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for all of the Funds except for the International Equity, International Equity Index and Strategic Income Funds. Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109 serves as custodian for the International Equity, International Equity Index and Strategic Income Funds.

INDEPENDENT PUBLIC ACCOUNTANT

For the fiscal year ended May 31, 2002, PricewaterhouseCoopers LLP, served as independent public accountant for the Trust.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing each of the Trust's 42 series, which includes series not described in this SAI. Each Trustee also serves a Trustee for each of the 7 series of the STI Classic Variable Trust. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.

THOMAS GALLAGHER (11/25/47) - Trustee - President, Genuine Parts Company, 1970 to the present. Director, Oxford Industries.

F. WENDELL GOOCH (12/03/32) - Trustee - Retired. President, Orange County Publishing Co., Inc., 1981 to 1997. Publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican, 1981 to 1997. President, H & W Distribution, Inc., 1984 to 1997. Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981.

JAMES O. ROBBINS (7/04/42) - Trustee - President and Chief Executive Officer, Cox Communications, Inc., 1985 to the present. Director, NCR. Director, Cox Communications.

JONATHAN T. WALTON (3/28/30) - Trustee - Retired. Executive Vice President, NBD Bank, N.A. and NBD Bancorp, October 1956 to March 1995. Trustee, W.K. Kellogg Foundation.

RICHARD W. COURTS, II (1/18/36) - Trustee* - Chairman of the Board, Atlantic Investment Company, 1970 to the present.

CLARENCE H. RIDLEY (6/03/42) - Trustee* - Chairman of the Board, Haverty Furniture Companies, 2001 to the present. Partner, King and Spalding LLP (law firm), 1977 to 2000.

-----------------------------------------------------------
* Messrs. Courts and Ridley each may be deemed an "interested person" of the Trust as that term is defined in the 1940 Act. Mr. Courts may be deemed an interested Trustee because of his directorships with affiliates of the Adviser. Mr. Ridley may be deemed an interested Trustee because his former law firm has a material business relationship with the parent of the Adviser.

BOARD COMMITTEES.  The Board has established the following committees:

o AUDIT COMMITTEE. The Board's Audit Committee is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gallagher, Gooch, Robbins and Walton currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met two times in the most recently completed Trust fiscal year.

o NOMINATING COMMITTEE. The Board's Nominating Committee is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 order of the Securities Exchange Act of 1934 (the "1934 Act"), in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Gallagher, Gooch, Robbins and Walton currently serve as members of the Nominating Committee. The Nominating
     Committee meets periodically, as necessary, and met one time during the most recently completed Trust fiscal year.

o FAIR VALUE PRICING COMMITTEE. The Board has established the Trust's Fair Value Pricing Committee, which is composed of various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. The Fair Value Pricing Committee meets periodically, as necessary, and met twenty-two times in the most recently completed Trust fiscal year.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "Investment Adviser," the Board continuance of the Advisory Agreements must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreements for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreements for another year.

Before this year's meeting, the Board requested and received written materials from the Adviser about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel; (c) the Adviser's operations and financial condition; (d) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies;
(e) the level of the advisory fees that the Adviser charges the Fund compared with the fees it charges to comparable mutual funds or accounts(if any); (f) the Fund's overall fees and operating expenses compared with similar mutual funds;
(g) the level of the Adviser's  profitability from its Fund-related  operations;
(h) the Adviser's compliance systems; (i) the Adviser's policies on and compliance procedures for personal securities transactions; (j) the Adviser' reputation, expertise and resources in domestic financial markets; and (k) the Fund's performance compared with similar mutual funds.

At the meeting, representatives from the Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's fee and other aspects of the Agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including the independent Trustees, unanimously: (a) concluded that terms of the Agreements are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreements for another year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

----------------------------------------------------------------------------------------------------------------------
NAME                                 DOLLAR RANGE OF FUND SHARES (FUND)*                  AGGREGATE DOLLAR RANGE OF
                                                                                             SHARES (ALL FUNDS)*
----------------------------------------------------------------------------------------------------------------------
Courts                                              None                                            None
----------------------------------------------------------------------------------------------------------------------
                                   $1-$10,000 (Capital Appreciation Fund)
                                     $1-$10,000 (Growth and Income Fund)
                                $1-$10,000 (Information and Technology Fund)
                                $1-$10,000 (Prime Quality Money Market Fund)
Gallagher                         $1-$10,000 (Small Cap Growth Stock Fund)                     $10,001-$50,000
                                  $1-$10,000 (Small Cap Value Equity Fund)
                                $1-$10,000 (Tax Sensitive Growth Stock Fund)
                                    $1-$10,000 (Value Income Stock Fund)
----------------------------------------------------------------------------------------------------------------------
Gooch                         $10,001-$50,000 (Information and Technology Fund)               $50,001-$100,000
                              $10,001-$50,000 (Tax Sensitive Growth Stock Fund)
----------------------------------------------------------------------------------------------------------------------
Ridley                                              None                                            None
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
        NAME                         DOLLAR RANGE OF FUND SHARES (FUND)*                  AGGREGATE DOLLAR RANGE OF
                                                                                             SHARES (ALL FUNDS)*
----------------------------------------------------------------------------------------------------------------------
Robbins                                             None                                            None
----------------------------------------------------------------------------------------------------------------------
Walton                          $1-$10,000 (Information and Technology Fund)                   $10,001-$50,000
                                  $1-$10,000 (Small Cap Growth Stock Fund)
                                  $1-$10,000 (Small Cap Value Equity Fund)
                                $1-$10,000 (Tax Sensitive Growth Stock Fund)
                                    $1-$10,000 (Value Income Stock Fund)
                                 $10,001-$50,000 (Capital Appreciation Fund)
----------------------------------------------------------------------------------------------------------------------

*Valuation date is December 31, 2002.

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year:

----------------------------------------------------------------------------------------------------------------------
  NAME OF PERSON AND POSITION      AGGREGATE     PENSION OR RETIREMENT   ESTIMATED ANNUAL    TOTAL COMPENSATION FROM
                                                  BENEFITS ACCRUED AS      BENEFITS UPON       THE TRUST AND FUND
                                  COMPENSATION   PART OF FUND EXPENSES      RETIREMENT              COMPLEX*
----------------------------------------------------------------------------------------------------------------------
Richard W. Courts, II, Trustee 1    $17,000               N/A                   N/A         $18,000 for services on
                                                                                            two boards
----------------------------------------------------------------------------------------------------------------------
Thomas Gallagher, Trustee           $38,000               N/A                   N/A         $40,000 for services on
                                                                                            two boards
----------------------------------------------------------------------------------------------------------------------
F. Wendell Gooch,Trustee            $36,000               N/A                   N/A         $38,000 for services on
                                                                                            two boards
----------------------------------------------------------------------------------------------------------------------
Wilton Looney,Trustee 2              $1,500               N/A                   N/A         $2,000 for services on
                                                                                            two boards
----------------------------------------------------------------------------------------------------------------------
Clarence H. Ridley, Trustee 1       $17,500               N/A                   N/A         $18,500 for services on
                                                                                            two boards
----------------------------------------------------------------------------------------------------------------------
James Robbins, Trustee              $34,500               N/A                   N/A         $36,500 for services on
                                                                                            two boards
----------------------------------------------------------------------------------------------------------------------
Jonathan T. Walton, Trustee         $34,500               N/A                   N/A         $36,500 for services on
                                                                                            two boards
----------------------------------------------------------------------------------------------------------------------

* The Fund complex consists of the Trust and the STI Classic Variable Trust.

(1) Messrs. Courts and Ridley were appointed as Trustees on November 13, 2001.

(2) Mr. Looney retired on August 21, 2001.

TRUST OFFICERS. The Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Unless otherwise noted, the business address of each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. The officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments or its affiliates act as investment manager, administrator or distributor. None of the Officers receive compensation from the Trust for their services.

JAMES R. FOGGO (06/30/64) - President - Vice President and Assistant Secretary of SEI Investments since 1998. Vice President and Assistant Secretary of the Administrator and the Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995 to 1998.

JENNIFER E. SPRATLEY, CPA (02/13/69) - Treasurer and Chief Financial Officer - Director, SEI Funds Accounting since November 1999. Audit Manager, Ernst & Young LLP, 1991 to 1999.

LYDIA GAVALIS (06/05/64) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989 to 1998.

TIMOTHY D. BARTO (03/28/68) - Vice President and Secretary - Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate, Dechert Price & Rhoads (law firm), 1997 to 1999.

TODD B. CIPPERMAN (02/14/66) - Vice President and Assistant Secretary - Senior Vice President and General Counsel of SEI Investments. Senior Vice President, General Counsel and Secretary of the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor, 1995 to 2000.

CHRISTINE M. MCCULLOUGH (12/02/60) - Vice President and Assistant Secretary - Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Administrator and the Distributor since December 1999. Associate, White & Williams LLP (law firm), 1991 to 1999.

WILLIAM E. ZITELLI, JR. (06/14/68) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group, 1998 to 2000. Associate, Pepper Hamilton LLP (law firm), 1997 to 1998.

SHERRY KAJDAN VETTERLEIN (06/22/62) - Vice President & Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since January 2001. Shareholder/Partner, Buchanan Ingersoll Professional Corporation, 1992 to 2000.

JOHN C. MUNCH (05/07/71) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since November 2001; Associate at Howard Rice Nemorvoski Canady Falk & Rabkin (law firm), 1998 to 2001; Associate at Seward & Kissel (law firm), 1996 to 1998.

PERFORMANCE INFORMATION

From time to time, each of the Funds may include the Fund's yield, effective yield, total return or any other type of performance information permitted by applicable regulatory requirements in advertisements or reports to shareholders or prospective shareholders. The yield of the Funds refers to the annualized income generated by an investment in that Fund over a specified 30-day period. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. Performance figures are based on historical results and are not intended to indicate future performance. See "Computation of Yield" and "Calculation of Total Return" for more information on methodology of calculations.

The performance of the Trust's Investor Shares and Flex Shares will normally be lower than for Trust Shares because Investor Shares and Flex Shares are subject to distribution, service, and certain transfer agent fees not charged to Trust
Shares. Because of their differing distribution expense arrangements, the performance of Flex Shares in comparison to Investor Shares will vary depending upon the investor's investment time horizon.

Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), among others. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

COMPUTATION OF YIELD

SEVEN-DAY YIELD

The current yield of the Money Market Funds will be calculated daily based upon the seven days ending on the date of calculation (the "base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Funds is determined by computing the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [(Base Period Return + 1)365/7] - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

The Tax-Exempt Money Market Fund's "tax equivalent yield" and "tax equivalent effective yield" are calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a shareholder. Tax-exempt yield is calculated according to the same formula except that E equals the interest exempt from federal income tax earned during the period. This tax-exempt yield is then translated into tax-equivalent yield according to the following formula:

                           TAX EQUIVALENT YIELD  =  (E) +T ( 1-P)


                           E = the portion of the yield which is tax-exempt P = stated income tax rate
                           T = the portion of the yield which is taxable

For the seven-day period ended May 31, 2002, the Money Market Funds' current effective and tax equivalent yields were as follows:

----------------------------------------------------------------------------------------------------------------
                                                                                                 SEVEN-DAY TAX
                                             SEVEN-DAY       SEVEN-DAY         SEVEN-DAY TAX       EQUIVALENT
                              CLASS OF         YIELD       EFFECTIVE YIELD       EQUIVALENT     EFFECTIVE YIELD
FUND                           SHARES           (%)              (%)             YIELD (%)            (%)
----------------------------------------------------------------------------------------------------------------
Prime Quality Money Market   Trust             1.49              1.50               N/A               N/A
Fun
                             -----------------------------------------------------------------------------------
                             Investor          1.31              1.32               N/A               N/A
----------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market      Trust             0.99              1.00               1.61              1.63
Fund
                             -----------------------------------------------------------------------------------
                             Investor          0.87              0.87               1.42              1.42
----------------------------------------------------------------------------------------------------------------
U.S. Government Securities   Trust             1.46              1.47               N/A               N/A
Money Market Fund
                             -----------------------------------------------------------------------------------
                             Investor          1.31              1.32               N/A               N/A
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market   Trust             1.28              1.29               N/A               N/A
Fund
----------------------------------------------------------------------------------------------------------------
Virginia Tax-Free Money      Trust             1.08              1.08               1.76              1.76
Market Fund
----------------------------------------------------------------------------------------------------------------
                             Investor          0.90              0.91               1.47              1.48
----------------------------------------------------------------------------------------------------------------

The yields of these Funds fluctuate, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments a Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

30-DAY YIELD

The Bond, Short-Term U.S. Treasury, Tax-Exempt Bond, Equity Funds and Life Vision Funds may advertise a 30-day yield. In particular, yield will be calculated according to the following formula:

Yield = (2 (a-b/cd + 1)6 - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

For the 30-day period ended May 31, 2002, yields on the Funds other than the money market funds were as follows:




----------------------------------------------------------------------------------------------------------------
FUND                                                     CLASS OF SHARES                YIELD (%)
----------------------------------------------------------------------------------------------------------------
Balanced Fund                                            Trust Shares                   1.77
                             -----------------------------------------------------------------------------------
                                                         Investor Shares                1.41
                             -----------------------------------------------------------------------------------
                                                         Flex Shares                    0.71
----------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                                Trust Shares                   0
                             -----------------------------------------------------------------------------------
                                                         Investor Shares                0
                             -----------------------------------------------------------------------------------
                                                         Flex Shares                    0
----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
FUND                                                     CLASS OF SHARES                YIELD (%)
----------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                             Trust Shares                   3.33
                                                         -------------------------------------------------------
                                                         Investor Shares                3.01
                                                         -------------------------------------------------------
                                                         Flex Shares                    2.64
----------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                             Trust Shares                   3.13
                                                         -------------------------------------------------------
                                                         Investor Shares                2.81
                                                         -------------------------------------------------------
                                                         Flex Shares                    2.43
----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                   Trust Shares                   0.71
                                                         -------------------------------------------------------
                                                         Investor Shares                0.50
                                                         -------------------------------------------------------
                                                         Flex Shares                    0
----------------------------------------------------------------------------------------------------------------
High Income Fund                                         Trust Shares                   8.46
                                                         -------------------------------------------------------
                                                         Flex Shares                    7.89
----------------------------------------------------------------------------------------------------------------
Information and Technology Fund                          Trust Shares                   0
                                                         -------------------------------------------------------
                                                         Flex Shares                    0
----------------------------------------------------------------------------------------------------------------
International Equity Fund                                Trust Shares                   0
                                                         -------------------------------------------------------
                                                         Investor Shares                0
                                                         -------------------------------------------------------
                                                         Flex Shares                    0
----------------------------------------------------------------------------------------------------------------
International Equity Index Fund                          Trust Shares                   0
                                                         -------------------------------------------------------
                                                         Investor Shares                0
                                                         -------------------------------------------------------
                                                         Flex Shares                    0
----------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                               Trust Shares                   5.49
                                                         -------------------------------------------------------
                                                         Investor Shares                4.89
                                                         -------------------------------------------------------
                                                         Flex Shares                    4.60
----------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund                    Trust Shares                   1.84
                                                         -------------------------------------------------------
                                                         Investor Shares                1.38
                                                         -------------------------------------------------------
                                                         Flex Shares                    0.96
----------------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund            Trust Shares                   4.69
                                                         -------------------------------------------------------
                                                         Investor Shares                4.25
                                                         -------------------------------------------------------
                                                         Flex Shares                    4.16
----------------------------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund                             Trust Shares                   3.40
                                                         -------------------------------------------------------
                                                         Flex Shares                    2.48
----------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                                      Trust Shares                   0
                                                         -------------------------------------------------------
                                                         Investor Shares                0
                                                         -------------------------------------------------------
                                                         Flex Shares                    0
----------------------------------------------------------------------------------------------------------------
Mid Cap Value Equity Fund                                Trust Shares                   0.32
                                                         -------------------------------------------------------
                                                         Flex Shares                    0
----------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                                     Trust Shares                   4.08
                                                         -------------------------------------------------------
                                                         Investor Shares                3.78
                                                         -------------------------------------------------------
                                                         Flex Shares                    3.56
----------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund                 Trust Shares                   2.10
                                                         -------------------------------------------------------
                                                         Investor Shares                1.92
                                                         -------------------------------------------------------
                                                         Flex Shares                    1.70
----------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund                              Trust Shares                   0
                                                         -------------------------------------------------------
                                                         Investor Shares                0
                                                         -------------------------------------------------------
                                                         Flex Shares                    0
----------------------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund                              Trust Shares                   0.69
                                                         -------------------------------------------------------
                                                         Flex Shares                    0
----------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                    Trust Shares                   6.29
                                                         -------------------------------------------------------
                                                         Flex Shares                    5.71
----------------------------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund                          Trust Shares                   0
                                                         -------------------------------------------------------
                                                         Flex Shares                    0
----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
FUND                                                     CLASS OF SHARES                YIELD (%)
----------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                          Trust Shares                   5.11
----------------------------------------------------------------------------------------------------------------
                                                         Investor Shares                4.52
                                                         -------------------------------------------------------
                                                         Flex Shares                    4.19
----------------------------------------------------------------------------------------------------------------
Value Income Stock Fund                                  Trust Shares                   1.15
                                                         -------------------------------------------------------
                                                         Investor Shares                0.74
                                                         -------------------------------------------------------
                                                         Flex Shares                    0.03
----------------------------------------------------------------------------------------------------------------
Vantage Fund                                             Trust Shares                   0
                                                         -------------------------------------------------------
                                                         Flex Shares                    0
----------------------------------------------------------------------------------------------------------------
Virginia Intermediate Municipal Bond Fund                Trust Shares                   3.28
                                                         -------------------------------------------------------
                                                         Investor Shares                3.13
----------------------------------------------------------------------------------------------------------------
Virginia Municipal Bond Fund                             Trust Shares                   3.58
                                                         -------------------------------------------------------
                                                         Flex Shares                    2.66
----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
LIFE VISION FUND                                         CLASS OF SHARES                YIELD (%)
----------------------------------------------------------------------------------------------------------------
Life Vision Aggressive Growth Fund                       Trust Shares                   0
----------------------------------------------------------------------------------------------------------------
Life Vision Growth and Income Fund                       Trust Shares                   0.54
----------------------------------------------------------------------------------------------------------------
Life Vision Moderate Growth Fund                         Trust Shares                   0.85
----------------------------------------------------------------------------------------------------------------

The Tax-Exempt Bond Funds' "tax equivalent yield" and "tax equivalent effective yield" are calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a shareholder. Tax-exempt yield is calculated according to the same formula except that E equals the interest exempt from federal income tax earned during the period. This tax-exempt yield is then translated into tax-equivalent yield according to the following formula:

                       TAX EQUIVALENT YIELD = (E) +T (1-P)

                E = the portion of the yield which is tax-exempt
                P = stated income tax rate
                T = the portion of the yield which is taxable

Tax equivalent yields assume the payment of federal income taxes at a rate of 38.60%, for the Georgia Tax-Exempt Bond Fund, Georgia income taxes at a rate of 6.00%, for the Maryland Municipal Bond Fund, Maryland taxes at a rate of 4.80%, and for the Virginia Intermediate Municipal and Virginia Municipal Bond Funds, Virginia taxes at a rate of 5.75%.

For the 30-day period ended May 31, 2002, the tax-equivalent yields for the Trust Shares were as follows: for the Florida Tax-Exempt Bond Fund 5.37%, Georgia Tax-Exempt Bond Fund 5.65%, Investment Grade Tax-Exempt Bond Fund 3.00%, Maryland Municipal Bond Fund 6.01%, Virginia Intermediate Municipal Bond Fund 5.89%, and Virginia Municipal Bond Fund 6.43%.

For the 30-day period ended May 31, 2002, the tax-equivalent yields for the Investor Shares of the Tax-Exempt Funds were as follows: for the Florida Tax-Exempt Bond Fund 4.91%, Georgia Tax-Exempt Bond Fund 5.07%, Investment Grade Tax-Exempt Bond Fund 2.25%, and Virginia Intermediate Municipal Bond Fund 5.62%.

For the 30-day period ended May 31, 2002, the tax-equivalent yields for the Flex Shares of the Tax-Exempt Funds were as follows: for the, Florida Tax-Exempt Bond Fund 4.30%, Georgia Tax-Exempt Bond Fund 4.39%, Investment Grade Tax-Exempt Bond Fund 1.56% Maryland Municipal Bond Fund 4.38%, and Virginia Municipal Bond Fund 4.78%.

CALCULATION OF TOTAL RETURN

TOTAL RETURN QUOTATION (BEFORE TAXES). The total return of a Fund refers to the average annual compounded rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial investment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 investment made at the beginning of the designated time period.

TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS). The total return (after-taxes on distributions) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming no liquidation of the investment at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)n = ATVD, where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions); n = number of years; and ATVD = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, and assuming no liquidation of the investment at the end of the measurement periods. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (I.E., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (E.G., ordinary income, short-term capital gain, long-term capital gain, etc.). Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are not factored into the calculation.

TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS AND REDEMPTION). The total return (after-taxes on distributions and redemption) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)n = ATVDR, where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions and redemption); n = number of years; and ATVDR = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, assuming that the entire investment is redeemed at the end of each measurement period. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (I.E., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (E.G., ordinary income, short-term capital gain, long-term capital gain, etc.). Taxes due on redemptions by shareholders are calculated by subtracting the capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are not factored into the calculation.

HISTORICAL PERFORMANCE. The average annual total return (before taxes) for each fund, and the total return (after-taxes on distributions) and total return (after-taxes on distributions and redemption) for the Tax Sensitive Growth Stock Fund was as follows for the one-year, five-year, ten-year and since inception periods ended May 31, 2002.


------------------------------------------------------------------------------------------------------------------------
                      FUND (INCEPTION DATE)                                    AVERAGE ANNUAL TOTAL RETURN (%)
                                                                      --------------------------------------------------
                                                                      ONE YEAR      FIVE YEAR    TEN YEARS       SINCE
                                                                                                               INCEPTION
------------------------------------------------------------------------------------------------------------------------
Balanced Fund                    Trust Shares (01/03/94)               (3.29)         7.29           *            9.08
                                 ---------------------------------------------------------------------------------------
                                 Investor Shares - With Sales          (7.21)         6.13           *            8.20
                                 Load (01/03/94)
                                 ---------------------------------------------------------------------------------------
                                 Investor Shares -Without Sales        (3.57)         6.95           *            8.70
                                 Load (01/03/94)
                                 ---------------------------------------------------------------------------------------
                                 Flex Share - With Sales Load          (6.18)         6.14           *            8.71
                                 (06/14/95)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load      (4.33)         6.14           *            8.71
                                 (06/14/95)
------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund        Trust Shares (07/01/92)               (11.06)        7.32           *           11.53
                                 ---------------------------------------------------------------------------------------
                                 Investor Shares - With Sales          (14.99)        5.83           *           10.72
                                 Load (06/09/92)
                                 ---------------------------------------------------------------------------------------
                                 Investor Shares - Without Sales       (11.68)        6.65           *           11.15
                                 Load  (06/09/92)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load         (13.79)        6.14           *           11.31
                                 (06/01/95)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load      (12.05)        6.14           *           11.31
                                 (06/01/95)
------------------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund     Trust Shares (01/25/94)                5.88          5.86           *            5.78
                                 ---------------------------------------------------------------------------------------
                                 Investor Shares - With Sales           1.70          4.83           *            5.08
                                 Load (01/18/94)
                                 ---------------------------------------------------------------------------------------
                                 Investor Shares - Without Sales        5.66          5.63           *            5.56
                                 Load  (01/18/94)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load          3.15          5.14           *            5.06
                                 (06/01/95)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load       5.15          5.14           *            5.06
                                 (06/01/95)
------------------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund     Trust Shares (01/18/94)                5.81          5.38           *            4.74
                                 ---------------------------------------------------------------------------------------
                                 Investor Shares - With Sales           1.66          4.37           *            4.07
                                 Load (01/19/94)
                                 ---------------------------------------------------------------------------------------
                                 Investor Shares - Without Sales        5.58          5.17           *            4.55
                                 Load (01/19/94)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load          3.07          4.67           *            4.53
                                 (06/06/95)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load       5.07          4.67           *            4.53
                                 (06/06/95)
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                      FUND (INCEPTION DATE)                                    AVERAGE ANNUAL TOTAL RETURN (%)
------------------------------------------------------------------------------------------------------------------------
                                                                      ONE YEAR      FIVE YEAR    TEN YEARS       SINCE
                                                                                                               INCEPTION
                                                                      --------------------------------------------------
Growth and Income Fund           Trust Shares (09/26/92)               (7.80)         7.05           *           11.43
                                 ---------------------------------------------------------------------------------------
                                 Investor Shares - With Load           (11.42)        6.11           *           10.37
                                 (05/07/93)
                                 ---------------------------------------------------------------------------------------
                                 Investor Shares - Without Load        (7.97)         6.93           *           10.84
                                 (05/07/93)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - With Load               (10.52)        6.15           *           10.99
                                 (04/05/95)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - Without Load            (8.69)         6.15           *           10.99
                                 (04/05/95)
------------------------------------------------------------------------------------------------------------------------
High Income Fund                 Trust Shares (10/03/01)                 N/A            *            *            N/A
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load         (0.43)         1.16           *            3.04
                                 (05/04/94)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load       1.46          1.16           *            3.04
                                 (05/04/94)
------------------------------------------------------------------------------------------------------------------------
Information and Technology Fund  Trust Shares (09/30/99)               (39.58)          *            *           (7.77)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - With Load               (41.42)          *            *           (8.62)
                                 (01/24/00)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - Without Load            (40.23)          *            *           (8.62)
                                 (01/24/00)
------------------------------------------------------------------------------------------------------------------------
International Equity Fund        Trust Shares (12/01/95)               (8.64)         0.33           *            9.17
                                 ---------------------------------------------------------------------------------------
                                 Investor Shares - With Sales          (12.29)       (0.80)          *            8.25
                                 Load (01/02/96)
                                 ---------------------------------------------------------------------------------------
                                 Investor Shares - Without Sales       (8.90)        (0.04)          *            8.81
                                 Load (01/02/96)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load         (11.42)       (0.75)          *            8.17
                                 (01/02/96)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load      (9.61)        (0.75)          *            8.17
                                 (01/02/96)
------------------------------------------------------------------------------------------------------------------------
International Equity Index Fund  Trust Shares (06/06/94)               (12.43)        2.84           *            4.19
                                 ---------------------------------------------------------------------------------------
                                 Investor Shares - With Sales          (15.92)        1.62           *            3.26
                                 Load (06/06/94)
                                 ---------------------------------------------------------------------------------------
                                 Investor Shares - Without Sales       (12.65)        2.40           *            3.76
                                 Load (06/06/94)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load         (15.00)        1.74           *            3.30
                                 (06/08/95)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load      (13.27)        1.74           *            3.30
                                 (06/08/95)
------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund       Trust Shares (07/16/92)                5.18          6.29           *            6.27
                                 ---------------------------------------------------------------------------------------
                                 Investor Shares - With Sales           0.86          5.07           *            5.53
                                 Load (06/11/92)
                                 ---------------------------------------------------------------------------------------
                                 Investor Shares - Without Sales        4.81          5.88           *            5.94
                                 Load (06/11/92)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load          2.27          5.37           *            5.07
                                 (06/07/95)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load       4.27          5.37           *            5.07
                                 (06/07/95)
------------------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt      Trust Shares (10/21/93)                7.15          6.50           *            6.30
Bond Fund
                                 ---------------------------------------------------------------------------------------
                                 Investor Shares - With Sales           2.74          5.23           *            6.51
                                 Load (06/09/92)
                                 ---------------------------------------------------------------------------------------
                                 Investor Shares - Without Sales        6.71          6.05           *            6.92
                                 Load (06/09/92)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load          4.21          5.54           *            5.55
                                 (06/01/95)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load       6.21          5.54           *            5.55
                                 (06/01/95)
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                      FUND (INCEPTION DATE)                                    AVERAGE ANNUAL TOTAL RETURN (%)
------------------------------------------------------------------------------------------------------------------------
                                                                      ONE YEAR      FIVE YEAR    TEN YEARS       SINCE
                                                                                                               INCEPTION
                                                                      --------------------------------------------------
Limited-Term Federal Mortgage    Trust Shares (06/06/94)                7.53          6.32           *            6.31
Securities Fund
                                 ---------------------------------------------------------------------------------------
                                 Investor Shares - With Sales           4.45          5.49           *            5.80
                                 Load (07/18/94)
                                 ---------------------------------------------------------------------------------------
                                 Investor Shares - Without Sales        7.16          6.04           *            6.15
                                 Load (07/18/94)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load          4.83          5.70           *            5.49
                                 (06/07/95)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load       6.83          5.70           *            5.49
                                 (06/07/95)
------------------------------------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund     Trust Shares (03/01/96)                5.80          5.66           *            4.78
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load          2.84          4.73           *            4.71
                                 (04/25/96)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load       4.84          4.73           *            4.71
                                 (04/25/96)
------------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund              Trust Shares (02/02/94)               (10.59)        4.06           *            8.30
                                 ---------------------------------------------------------------------------------------
                                 Investor Shares - With Sales          (14.30)        2.80           *            7.29
                                 Load (01/31/94)
                                 ---------------------------------------------------------------------------------------
                                 Investor Shares - Without Sales       (11.00)        3.58           *            7.78
                                 Load (01/31/94)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load         (13.31)        2.96           *            7.02
                                 (06/05/95)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load      (11.54)        2.96           *            7.02
                                 (06/05/95)
------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Equity Fund        Trust Shares (11/30/01)                 N/A            *            *            N/A
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load           N/A            *            *            N/A
                                 (11/30/01)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load        N/A            *            *            N/A
                                 (11/30/01)
------------------------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund  Trust Shares (06/08/02)                2.29          4.65           *            4.41
                                 ---------------------------------------------------------------------------------------
                                 Investor Shares (06/08/92)             2.11          4.47           *            4.23
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares (10/04/99)                 1.36            *            *            3.40
------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund             Trust Shares (03/15/93)                4.29          5.70           *            5.40
                                 ---------------------------------------------------------------------------------------
                                 Investor Shares - With Sales           2.06          5.11           *            4.91
                                 Load (03/22/93)
                                 ---------------------------------------------------------------------------------------
                                 Investor Shares - Without Sales        4.19          5.53           *            5.15
                                 Load (03/22/93)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load          1.76          5.17           *            5.04
                                 (06/20/95)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load       3.75          5.17           *            5.04
                                 (06/20/95)
------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury         Trust Shares (03/15/93)                4.69          5.46           *            5.05
Securities Fund
                                 ---------------------------------------------------------------------------------------
                                 Investor Shares - With Sales           3.42          5.07           *            4.76
                                 Load (03/18/93)
                                 ---------------------------------------------------------------------------------------
                                 Investor Shares - Without Sales        4.44          5.28           *            4.88
                                 Load (03/18/93)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load          2.29          5.09           *            4.92
                                 (06/22/95)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load       4.29          5.09           *            4.92
                                 (06/22/95)
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
                      FUND (INCEPTION DATE)                                    AVERAGE ANNUAL TOTAL RETURN (%)
------------------------------------------------------------------------------------------------------------------------
                                                                      ONE YEAR      FIVE YEAR    TEN YEARS       SINCE
                                                                                                               INCEPTION
                                                                      --------------------------------------------------
Small Cap Growth Stock Fund      Trust Shares (10/08/98)               (5.55)           *            *           19.20
------------------------------------------------------------------------------------------------------------------------
                                 Investor Shares - With Sales          (9.38)           *            *           17.66
                                 Load (12/12/99)
                                 ---------------------------------------------------------------------------------------
                                 Investor Shares - Without Sales       (5.86)           *            *           18.90
                                 Load (12/12/99)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load         (8.36)           *            *           17.99
                                 (10/08/98)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load      (6.50)           *            *           17.99
                                 (10/08/98)
------------------------------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund      Trust Shares (01/31/97)                20.06         9.32           *           15.93
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load          16.92         8.20           *           15.16
                                 (06/06/97)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load       18.92         8.20           *           15.16
                                 (06/06/97)
------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund            Trust Shares (11/30/01)                 N/A            *            *            N/A
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load           N/A            *            *            N/A
                                 (11/30/01)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load        N/A            *            *            N/A
                                 (11/30/01)
------------------------------------------------------------------------------------------------------------------------
Strategic Quantitative Equity    Trust Shares (08/07/03)                  *             *            *             *
Fund
------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund     Trust Shares (06/08/92)                1.38          2.81           *            2.77
                                 ---------------------------------------------------------------------------------------
                                 Investor Shares (06/08/92)             1.26          2.69           *            2.65
------------------------------------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund  Trust Shares (12/11/98)               (13.05)        4.47           *            9.00
------------------------------------------------------------------------------------------------------------------------
                                 AFTER-TAX ON DISTRIBUTIONS            (13.05)         N/A           *           (2.74)
                                 (TRUST SHARES)
                                 ---------------------------------------------------------------------------------------
                                 AFTER-TAX ON DISTRIBUTIONS AND        (8.01)          N/A           *           (2.17)
                                 REDEMPTION (TRUST SHARES)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load         (15.70)        3.73           *            8.40
                                 (12/15/98)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load      (13.98)        3.73           *            8.40
                                 (12/15/98)
------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities       Trust Shares (06/08/92)                2.25          4.45           *            4.25
Money Market Fund
                                 ---------------------------------------------------------------------------------------
                                 Investor Shares  (06/08/92)            2.11          4.30           *            4.10
------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund  Trust Shares (08/01/94)                7.90          7.05           *            6.91
------------------------------------------------------------------------------------------------------------------------
                                 Investor Shares - With Sales           3.49          5.80           *            5.91
                                 Load (06/09/94)
                                 ---------------------------------------------------------------------------------------
                                 Investor Shares - Without Sales        7.47          6.61           *            6.42
                                 Load (06/09/94)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load          5.06          6.13           *            5.52
                                 (06/07/95)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load       7.06          6.13           *            5.52
                                 (06/07/95)
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund  Trust Shares (02/18/87)                1.96          4.32          4.14          5.09
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                      FUND (INCEPTION DATE)                                    AVERAGE ANNUAL TOTAL RETURN (%)
------------------------------------------------------------------------------------------------------------------------
                                                                      ONE YEAR      FIVE YEAR    TEN YEARS       SINCE
                                                                                                               INCEPTION
                                                                      --------------------------------------------------
Value Income Stock Fund          Trust Shares (02/12/93)               (3.68)         6.11         11.76         12.93
------------------------------------------------------------------------------------------------------------------------
                                 Investor Shares - With Sales          (7.73)         4.90         10.92         12.25
                                 Load (02/17/93)
                                 ---------------------------------------------------------------------------------------
                                 Investor Shares - Without Sales       (4.14)         5.70         11.35         12.60
                                 Load (02/17/93)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load         (6.73)         4.93         10.90         12.24
                                 (06/01/95)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load      (4.82)         4.93         10.90         12.24
                                 (06/01/95)
------------------------------------------------------------------------------------------------------------------------
Vantage Fund                     Trust Shares (11/30/01)                 N/A            *            *            N/A
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load           N/A            *            *            N/A
                                 (03/11/02)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load        N/A            *            *            N/A
                                 (03/11/02)
------------------------------------------------------------------------------------------------------------------------
Virginia Intermediate            Trust Shares (01/11/93)                5.52          5.01           *            4.88
Municipal Bond Fund
                                 ---------------------------------------------------------------------------------------
                                 Investor Shares - With Sales           1.47          4.22           *            4.18
                                 Load (05/05/93)
                                 ---------------------------------------------------------------------------------------
                                 Investor Shares - Without Sales        5.47          5.02           *            4.63
                                 Load (05/05/93)
------------------------------------------------------------------------------------------------------------------------
Virginia Municipal Bond Fund     Trust Shares (04/04/95)                5.90          5.34           *            5.40
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load          2.93          4.40           *            4.42
                                 (04/04/95)
                                 ---------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load       4.93          4.40           *            4.42
                                 (04/04/95)
------------------------------------------------------------------------------------------------------------------------
Virginia Tax-Free Money Market   Trust Shares (06/15/89)                1.44          2.80          2.70          3.25
Fund
                                 ---------------------------------------------------------------------------------------
                                 Investor Shares (05/05/93)             1.27          2.70           *            2.67
------------------------------------------------------------------------------------------------------------------------
* An  asterisk  indicates  that  the Fund was not in  operation  for the  entire period.



------------------------------------------------------------------------------------------------------------------------
                                                                                AVERAGE ANNUAL TOTAL RETURN (%)
                 LIFE VISION FUND (INCEPTION DATE)
                                                                  --------------------------------------------------------
                                                                                   FIVE YEARS                     SINCE
                                                                       ONE YEAR                  TEN YEARS      INCEPTION
--------------------------------------------------------------------------------------------------------------------------
Life Vision  Aggressive  Growth  Trust Shares (06/30/97)                (6.96)        6.15           *            9.35
Fund
                                 ---------------------------------------------------------------------------------------
                                 B Shares (03/10/03)                      *             *            *              *
--------------------------------------------------------------------------------------------------------------------------
Life Vision Conservative Fund    B Shares (03/10/03)                      *             *            *              *
--------------------------------------------------------------------------------------------------------------------------
Life  Vision  Growth and Income  Trust Shares (06/30/97)                (2.97)        6.57           *            8.50
Fund
                                 ---------------------------------------------------------------------------------------
                                 B Shares (03/10/03)                      *             *            *              *
--------------------------------------------------------------------------------------------------------------------------
Life  Vision   Moderate  Growth  Trust Shares (06/30/97)                (1.52)        6.19           *            7.79
Fund
                                 ---------------------------------------------------------------------------------------
                                 B Shares (03/10/03)                      *             *            *              *
--------------------------------------------------------------------------------------------------------------------------
* An  asterisk  indicates  that  the Fund was not in  operation  for the  entire period.

PURCHASING AND REDEEMING SHARES

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Shares of each Fund are offered and redeemed on a continuous basis. Currently, the NYSE is closed on the days the following holidays are observed: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

While the Trust does not accept cash as payment for Fund shares, it is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Adviser, the Administrator and/or the Custodian are not open for business.

The Trust reserves the right to waive any minimum investment requirements or sales charges for immediate family members of the Trustees or officers of the Trust or employees of the Adviser. "Immediate family" means a spouse, mother, father, mother-in-law, father-in-law or children (including step-children) age 21 years or under.

If determined to be in the best interests of shareholders, the Trust also reserves the right to impose a redemption fee of up to 2% on Market Times as described in the Trust's prospectuses payable directly to the Fund.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. Each of the Funds adheres to Section 2(a)(41), and Rules 2a-4 and 2a-7 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trusts' Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the official closing price or the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time if a security's principal exchange is normally open at that time). If there is no official closing price and there is no such reported sale on the valuation date, the security is valued at the most recent quoted bid price. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, Money Market Securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

Money Market Securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

AMORTIZED COST METHOD OF VALUATION. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in a Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost and the maintenance of a Fund's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds one-half of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

TAXES

The following is a summary of certain federal income tax considerations generally affecting the Funds and their investors. No attempt is made to present a detailed explanation of the federal tax treatment of a Fund or its investors, and the discussion here and in the Trust's prospectuses is not intended as a substitute for careful tax planning.

FEDERAL INCOME TAX

This discussion of federal income tax considerations is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

In order to qualify for treatment as a regulated investment company ("RIC") under the Code, the Funds must distribute annually to its shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income, (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of the Fund's assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or of two or more issuers engaged in same or similar businesses if a Fund owns at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year (and any retained amount from that prior calendar year on which the Fund paid no federal income tax). The Funds intend to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies but can make no assurances that distributions will be sufficient to avoid this tax.

If a Fund fails to maintain qualification as a RIC for a tax year, that Fund will be subject to federal income tax on its taxable income and gains at corporate rates, without any benefit for distributions paid to shareholders, and distributions to shareholders will be taxed as ordinary income to the extent of that Fund's current and accumulated earnings and profits. In such case, the dividends received deduction generally will be available for eligible corporate shareholders (subject to certain limitations). The board reserve the right not to maintain qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Each Fund may invest in complex securities. The Vantage Fund expects to invest a significant portion of its portfolio in such securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund, and/or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to shareholders by a Fund.

The Bond Funds and Money Market Funds receive income generally in the form of interest derived from Fund investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to shareholders. Any distributions by a Fund may be taxable to shareholders regardless of whether they are received in cash or additional shares. A Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income.

Gains and losses on the sale of a Money Market Fund's portfolio securities and unrealized appreciation or depreciation in the value of such securities may require a Fund to adjust distributions in order to maintain a $1.00 net asset value. These procedures may result in under- or over- distributions of net investment income.

The Equity Funds receive income generally in the form of dividends and interest on Fund investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to you. Any distributions by a Fund may be taxable to shareholders regardless of whether they are received in cash or in additional shares. A distribution from dividends on Fund investments may be taxable to shareholders as qualified dividend income eligible for lower tax rates for individuals. Other distributions from the Fund's net investment income would be taxable to shareholders as ordinary income. The Equity Funds may derive capital gains and losses in connection with sales or other dispositions of each Fund's portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gains regardless of how long you have held your shares in the fund.

Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in a Fund.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in higher reported capital gain or lower reported capital loss when those shares on which distribution was received are sold.

If a shareholder that is a tax-exempt investor (E.G., a pension plan, individual retirement account, 401(k), similar tax-advantaged plan, charitable organization, etc.) incurs debt to finance the acquisition of its shares, a portion of the income received by that shareholder with respect to its shares would constitute unrelated business taxable income ("UBTI"). A tax-exempt investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its annual $1,000 exclusion.

SALE, REDEMPTION OR EXCHANGE OF FUND SHARES

Sales,   redemptions  and  exchanges  of  Fund  shares  are  generally   taxable
transactions for federal, state and local income tax purposes.

Any gain or loss recognized on a sale or redemption of shares of a Fund by a shareholder who holds his or her shares as a capital asset will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply. First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a shareholder upon the sale or redemption of shares of a tax-exempt fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to such shares. All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you buy other shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

With respect to the Money Market Funds, because each Fund seeks to maintain a stable $1.00 net asset value per share, you should not expect to realize a capital gain or loss upon redemption or exchange of your Fund shares.

TAX-EXEMPT FUNDS

If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's total assets consists of obligations the interest on which is excludable from gross income, such Fund may pay "exempt-interest dividends," as defined in Section 852(b)(5) of the Code, to its shareholders.

As noted in their prospectuses, the Tax-Exempt Money Market Fund, the Virginia Tax-Free Money Market Fund, the Investment Grade Tax-Exempt Bond Fund, and the State Tax-Exempt Bond Funds intend to pay exempt-interest dividends. Exempt-interest dividends are excludable from a shareholder's gross income for regular federal income tax purposes, but may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code. The Alternative Minimum Tax is imposed at a maximum rate of 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers on a portion of the alternative minimum taxable income. This tax is imposed to the extent it exceeds the taxpayer's regular tax liability. The Alternative Minimum Tax may be imposed in two circumstances attributable to exempt-interest dividends. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in
Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

Distributions of exempt-interest dividends may result in additional federal income tax consequences to shareholders in tax-exempt funds. For example, interest on indebtedness incurred by shareholders to purchase or carry shares of a tax-exempt fund will not be deductible for federal income tax purposes to the extent that the Fund distributes exempt interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Certain foreign corporations engaged in a trade or business in the U. S. will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

A tax-exempt fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to such users) of facilities financed by industrial development or private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use in a trade or business a facility financed from the proceeds of industrial development bonds or private activity bonds. Such entities or persons should consult their tax advisor before purchasing shares of a tax-exempt fund.

Issuers of bonds purchased by a tax-exempt fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

The Funds will make annual reports to shareholders of the federal income tax status of all distributions.

In  certain  cases,  a Fund will be  required  to  withhold,  at the  applicable witholding rates, an amount from any distributions and redemptions to shareholders, and to remit such amount to the Internal Revenue Service ("IRS") if the shareholder: (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the IRS, or (3) has failed to provide the Fund with certain certifications that are required by the IRS, or
(4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

STATE TAXES

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to Investors and the ownership of shares may be subject to state and local taxes.

Shareholders are urged to consult their tax advisor regarding state and local taxes affecting an investment in shares of a Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investments in Government National Mortgage Association and Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collaterized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

FOREIGN TAXES

Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If the International Equity Index and International Equity Funds meet the Distribution Requirement, and if more than 50% of the value of each such Fund's total assets at the close of their respective taxable years consist of stocks or securities of foreign corporations, each Fund will be eligible to, and will, file an election with the Internal Revenue Service that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Funds, subject to certain limitations. Pursuant to the election, each Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders' federal income tax. If either of the two above-mentioned Funds make the election, such Fund will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

The International Equity Index and International Equity Funds' transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Funds (I.E., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Funds and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Funds to mark-to-market certain types of positions in their portfolios (I.E., treat them as if they were closed out) which may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes. Each Fund intends to monitor its transactions, intends to make the appropriate tax elections, and intends to make the appropriate entries in its books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.

FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, an Adviser is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

BROKERAGE TRANSACTIONS. The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the funds and accounts under management by the Adviser, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by the Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the Fund or account generating the brokerage.

As provided in the 1934 Act higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

In addition, the Adviser may place a combined order for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of the Adviser, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of the Adviser is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the
Distributor or an affiliate of the Adviser to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker/dealer's provision of services to the Trust or payment of certain Trust expenses (E.G., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, as defined in the 1940 Act, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor, and will review these procedures periodically.

For the fiscal years ended May 31, 2002, 2001 and 2000, the Funds paid the following aggregate brokerage commissions on portfolio transactions:

--------------------------------------------------------------------------------------------------------------
FUND                                               AGGREGATE DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID ($)
                                                   -----------------------------------------------------------
                                                         2002                2001                 2000
--------------------------------------------------------------------------------------------------------------
Balanced Fund                                          347,574              318,692              721,707
--------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                             2,962,862            2,834,653            6,562,103
--------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                            7,494                 N/A                 1,800
--------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                            5,061                 N/A                   0
--------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                2,103,432            2,006,043            1,520,932
--------------------------------------------------------------------------------------------------------------
High Income Fund                                        2,000                  0                    3
--------------------------------------------------------------------------------------------------------------
Information   and   Technology   Fund   (formerly
E-Commerce Opportunity Fund)                          2,142,579            1,213,863             191,269
--------------------------------------------------------------------------------------------------------------
International Equity Fund                             1,404,641            1,074,564            5,076,703
--------------------------------------------------------------------------------------------------------------
International Equity Index Fund                        358,549              267,113              606,700
--------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                              44,758                N/A                19,989
--------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund                   80,565                N/A                 6,409
--------------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund           8,134                 N/A                 3,623
--------------------------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund                            1,218                 N/A                   0
--------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                                    458,284              405,454              826,022
--------------------------------------------------------------------------------------------------------------
Mid Cap Value Equity Fund                              516,020                 *                    *
--------------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund                        220,347                N/A                226,376
--------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                                    7,234                 N/A                   0
--------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund                3,639                 N/A                   0
--------------------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund                           1,165,793            1,179,524            1,007,234
--------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund                           1,475,533            1,216,168             879,037
--------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                    802                   *                    *
--------------------------------------------------------------------------------------------------------------
Strategic Quantitative Equity Fund                        *                    *                    *
--------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                            29,400                N/A                   0
--------------------------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund                        922,329             1,454,576             778,609
--------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                         5,112                 N/A                   0
--------------------------------------------------------------------------------------------------------------
U.S. Government Securities Money Market Fund           157,937                N/A                188,047
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                        320,083                N/A                331,610
--------------------------------------------------------------------------------------------------------------
Value Income Stock Fund                               1,554,061            2,409,152            3,356,918
--------------------------------------------------------------------------------------------------------------
Vantage Fund                                           433,513                 *                    *
--------------------------------------------------------------------------------------------------------------
Virginia Intermediate Municipal Bond Fund               5,758                 N/A                   0
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
FUND                                               AGGREGATE DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID ($)
                                                   -----------------------------------------------------------
                                                         2002                2001                 2000
--------------------------------------------------------------------------------------------------------------
Virginia Municipal Bond Fund                            1,711                 N/A                   0
--------------------------------------------------------------------------------------------------------------
Virginia Tax-Free Money Market Fund                     8,685                 N/A                   0
--------------------------------------------------------------------------------------------------------------

   *     Not in operation during the period.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing  or  selling  securities,  and  the  availability  of  securities  or purchasers  or  sellers of  securities;  (2)  furnishing  analyses  and  reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the Trust's most recently completed fiscal year, the Funds' paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser:


-----------------------------------------------------------------------------------------------------------------
                                                                                          TOTAL DOLLAR AMOUNT OF
                                                        TOTAL DOLLAR AMOUNT OF            TRANSACTIONS INVOLVING
                                                       BROKERAGE COMMISSIONS FOR        BROKERAGE COMMISSIONS FOR
FUND                                                     RESEARCH SERVICES ($)            RESEARCH SERVICES ($)
------------------------------------------------------------------------------------------------------------------
STI Classic Funds                                            2,650,297.81                    1,417,730,064.31
------------------------------------------------------------------------------------------------------------------

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, as defined in the 1940 Act, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended May 31, 2000, 2001 and 2002, the Funds paid the following aggregate brokerage commissions on portfolio transactions effected by affiliated brokers. All amounts shown were paid to the Distributor and reflect fees paid in connection with Fund repurchase agreement transactions.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PERCENTAGE OF TOTAL
                                       AGGREGATE DOLLAR AMOUNT OF       PERCENTAGE OF TOTAL         BROKERAGE TRANSACTIONS
                                      BROKERAGE COMMISSIONS PAID TO  BROKERAGE COMMISSIONS PAID   EFFECTED THROUGH AFFILIATED
                                          AFFILIATED BROKERS ($)      TO AFFILIATED BROKERS (%)           BROKERS (%)
                                     -------------------------------------------------------------------------------------------
FUND                                    2002       2001       2000     2002       2001    2000      2002       2001     2000
--------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                          22,701     10,146     10,348    6.53        3.09    1.40     49.80      20.05     8.60
--------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund              50,843     18,644     48,837    1.72        0.07    0.70     36.59      29.16     4.40
--------------------------------------------------------------------------------------------------------------------------------
Florida-Tax Exempt Bond Fund            7,494      1,445      1,800     100        100     100       100        100      100
--------------------------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund            5,061       303         3       100        100     100       100        100      100
--------------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                 22,938        0         623     1.09         0      0.40     25.95        0      33.50
--------------------------------------------------------------------------------------------------------------------------------
High Income Fund                        2,000       507         5       100        100     100       100        100      100
--------------------------------------------------------------------------------------------------------------------------------
Information and Technology Fund
(formerly E-Commerce Opportunity
Fund)                                   3,226      4,226      2,203     0.15         0     1.20     13.37      9.17     3.40
--------------------------------------------------------------------------------------------------------------------------------
International Equity Fund               4,747        0          0      0.34         0       0        2.10        0        0
--------------------------------------------------------------------------------------------------------------------------------
International Equity Index Fund         6,013        0          0      1.68         0       0        0.62        0        0
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PERCENTAGE OF TOTAL
                                        AGGREGATE DOLLAR AMOUNT OF     PERCENTAGE OF TOTAL           BROKERAGE TRANSACTONS
                                      BROKERAGE COMMISSIONS PAID TO  BROKERAGE COMMISSIONS PAID   EFFECTED THROUGH AFFILIATED
                                          AFFILIATED BROKERS ($)      TO AFFILIATED BROKERS (%)           BROKERS (%)
                                      ------------------------------------------------------------------------------------------
FUND                                     2002       2001       2000    2002        2001    2000     2002        2001     2000
--------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund             44,758     24,802     19,989     100        100     100       100        100       100
--------------------------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond
Fund                                   80,565      5,436      6,409     100        100     100       100        100       100
--------------------------------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage
Securities Fund                         8,134      4,935      3,623     100        100     100       100        100       100
--------------------------------------------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund            1,218       N/A         0      100         N/A      0        100        N/A        0
--------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                    12,971      8,000      4,278    2.83        1.94    0.50     30.65      27.78     28.60
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Equity Fund               4,850       N/A        N/A     0.94        N/A     N/A      14.70       N/A       N/A
--------------------------------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund        220,347    104,046    226,376    100        100     100       100        100       100
--------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                    7,234       N/A         0       100        N/A     0         100        N/A        0
--------------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury
Securities Fund                         3,639       N/A         0       100        N/A      0        100        N/A        0
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund             17,884     5,890      1,927    1.21        0.05    0.20     10.37      10.58     12.10
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund             68,387     10,269     4,817    5.87        0.09    0.50     28.01      14.29      7.50
--------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                    802        N/A        N/A      100        N/A     N/A      14.45       N/A       N/A
--------------------------------------------------------------------------------------------------------------------------------
Strategic Quantitative Equity Fund       **         **         **       **          **      **       **         **        **
--------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund           29,400       N/A         0       100        N/A      0        100        N/A        0
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund         5,112        0          0       100        N/A      0        100        N/A        0
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Money
Market Fund                            157,937    239,522    188,047    100        100     100       100        100       100
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund        320,083    329,522    331,610    100        100     100       100        100       100
--------------------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund                50,767     31,848     60,581    3.22        1.30    1.80     47.71      34.39     43.20
--------------------------------------------------------------------------------------------------------------------------------
Vantage Fund                            606         N/A        N/A     0.14        N/A     N/A       9.24       N/A       N/A
--------------------------------------------------------------------------------------------------------------------------------
Virginia Intermediate Municipal
Bond Fund                               4,953       N/A         0      86.02       N/A      0       57.54       N/A        0
--------------------------------------------------------------------------------------------------------------------------------
Virginia Municipal Bond Fund            1,711       N/A         0       100       N/A      0         100        N/A        0
--------------------------------------------------------------------------------------------------------------------------------
Virginia Tax-Free Money Market Fund     8,685       N/A         0       100        N/A      0        100        N/A        0
--------------------------------------------------------------------------------------------------------------------------------

* For most Fixed Income Funds, transactions in repurchase agreements, which are generally traded through an affiliated broker-dealer, are the only transactions that result in the payment of commission. Therefore, it might appear, based on the percentage of commissions paid, that all of the Fixed Income Fund's portfolio transactions are made through affiliated broker-dealers. Nonetheless, transactions in repurchase agreements make up only a small part of a Fixed Income Fund's portfolio transactions.

** Not in operation during the period.

1 These amounts refer to brokerage commissions paid to, or brokered transactions effected through, SEI Investments Distribution Co., the Trust's principal underwriter.

SECURITIES OF "REGULAR BROKER-DEALERS." SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. As of May 31, 2002, the STI Classic Balanced Fund held $34,095,000 of repurchase agreements with UBS Warburg, $2,546,000 of Goldman Sachs notes, $1,258,000 of JP Morgan Chase notes, $2,659,000 of Merrill Lynch notes, $2,494,000 of Morgan Stanley notes, and $3,649,000 of Salomon Smith Barney notes. The STI Classic Capital Appreciation Fund held $28,457,000 of repurchase agreements with UBS Warburg. The STI Classic Growth and Income Fund held $14,249,000 of Merrill Lynch common stock. The STI Classic High Income Fund held $11,000 of repurchase agreements with Morgan Stanley.

The STI Classic Investment Grade Bond Fund held $17,946,000 par value of Morgan Stanley Dean Witter notes, $26,062,000 of Salomon Smith Barney notes, $9,363,000 of JP Morgan Chase notes, $17,818,000 of Goldman Sachs notes, $19,943,000 of Merrill Lynch notes, $20,162,000 of repurchase agreements with Greenwich, and $11,801,000 of repurchase agreements with UBS Warburg. The STI Classic Limited-Term Federal Mortgage Securities Fund held $10,379,000 of repurchase agreements with Morgan Stanley. The STI Classic Mid-Cap Equity Fund held $17,943,000 of repurchase agreements with UBS Warburg. The STI Classic Mid-Cap Value Fund held $21,349,000 of repurchase agreements with UBS Warburg. The STI Classic Prime Quality Money Market Fund held $50,368,000 of repurchase agreements with JP Morgan Chase, $141,418,000 of repurchase agreements and notes with Lehman Brothers, $27,280,000 of repurchase agreements with Paribas, $234,634,000 of repurchase agreements and notes with UBS Warburg, $134,918,000 of Morgan Stanley Dean Witter notes, $100,000,000 of Credit Suisse First Boston notes, and $4,004,000 of Goldman Sachs notes. The STI Classic Short-Term Bond Fund held $2,180,00 of repurchase agreements with Morgan Stanley. The STI Classic Small Cap Value Equity Fund held $53,014,000 of repurchase agreements with Morgan Stanley. The STI Classic Tax-Sensitive Growth Stock Fund held $4,377,000 of repurchase agreements with Morgan Stanley and $2,716,000 of JP Morgan Chase common stock. The STI Classic U.S. Government Securities Money Market Fund held $19,161,000 of repurchase agreements with Merrill Lynch, $74,390,000 of repurchase agreements with JP Morgan Chase, $64,433,000 of repurchase agreements with UBS Warburg, $39,332,000 of repurchase agreements with Lehman Brothers, and $18,761,000 of repurchase agreements with Paribas. The STI Classic U.S. Treasury Money Market Fund held $182,446,000 of repurchase agreements with JP Morgan Chase, $41,788,000 of repurchase agreements with Deutsche Bank, $203,357,000 of repurchase agreements with Dresdner, $41,072,000 of repurchase agreements with Lehman Brothers, $40,032,000 of repurchase agreements with Bear Stearns, $42,315,000 of repurchase agreements with Paribas, $41,680,000 of repurchase agreements with Salomon Smith Barney, and $33,165,000 of repurchase agreements with UBS Warburg. The STI Classic Value Income Stock Fund held $23,214,000 of repurchase agreements with UBS Warburg, $59,399,000 of repurchase agreements with Greenwich Capital, $12,267,000 of JP Morgan Chase common stock, $7,656,000 of Morgan Stanley Dean Witter common stock, $4,608,000 of Merrill Lynch common stock.

PORTFOLIO TURNOVER RATE

Portfolio  turnover  rate  is  defined  under  SEC  rules  as the  value  of the
securities   purchased  or  securities  sold,  excluding  all  securities  whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have remaining maturities of less than one-year. The Funds may at times hold investments in other short-term instruments such as money market instruments and repurchase agreements, which are excluded for purposes of computing portfolio turnover. For the Funds' two most recently completed fiscal periods ended May 31, 2002 and 2001, the portfolio turnover rate for each of the non-money market Funds was as follows:

---------------------------------------------------------------------------------------------------------
                                                                            TURNOVER RATE (%)
                                                                       ----------------------------------
FUND                                                                   2002                  2001
---------------------------------------------------------------------------------------------------------
Balanced Fund                                                           95                    99
---------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                                               75                    75
---------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                                            91                    59
---------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                                            23                    21
---------------------------------------------------------------------------------------------------------
Growth and Income Fund                                                  68                    73
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                                             TURNOVER RATE (%)
                                                                       ----------------------------------
FUND                                                                   2002                  2001
---------------------------------------------------------------------------------------------------------
High Income Fund                                                        59                    10
---------------------------------------------------------------------------------------------------------
Information and Technology Fund                                       1,102                  750
---------------------------------------------------------------------------------------------------------
International Equity Fund                                              102                    68
---------------------------------------------------------------------------------------------------------
International Equity Index Fund                                         35                    13
---------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                                             123                   131
---------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund                                  311                   285
---------------------------------------------------------------------------------------------------------
Life Vision Aggressive Growth Fund                                     101                   202
---------------------------------------------------------------------------------------------------------
Life Vision Conservative Fund                                           *                     *
---------------------------------------------------------------------------------------------------------
Life Vision Growth and Income Fund                                     166                   286
---------------------------------------------------------------------------------------------------------
Life Vision Moderate Growth Fund                                       202                   247
---------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund                          410                   532
---------------------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund                                            45                    42
---------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                                                     87                   100
---------------------------------------------------------------------------------------------------------
Mid Cap Value Equity Fund                                               30                    *
---------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                                                   142                    87
---------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund                               117                    87
---------------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund                                            100                   112
---------------------------------------------------------------------------------------------------------
Small Cap Value Equity  Fund                                            29                    86
---------------------------------------------------------------------------------------------------------
Strategic Income Fund                                                   43                    *
---------------------------------------------------------------------------------------------------------
Strategic Quantitative Equity Fund                                      *                     *
---------------------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund                                         69                   103
---------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                                        262                   207
---------------------------------------------------------------------------------------------------------
Value Income Stock Fund                                                 60                    77
---------------------------------------------------------------------------------------------------------
Vantage Fund                                                          1,063                   *
---------------------------------------------------------------------------------------------------------
Virginia Intermediate Municipal Bond Fund                               33                    32
---------------------------------------------------------------------------------------------------------
Virginia Municipal Bond Fund                                            38                    60
---------------------------------------------------------------------------------------------------------

* Not in operation during the period.


DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each full share held on the record date for any shareholder meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate one or more Funds without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach or maintain a viable size or for some other extraordinary reason.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Investor held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

CODES OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons of the Trust and the Adviser are prohibited from acquiring beneficial ownership of securities offered in connection with initial public offerings. Certain access persons of the Adviser are further prohibited from acquiring beneficial ownership of securities offered in connection with a limited offering. The Distributor's Code of Ethics requires certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Code of Ethics are on file with the SEC, and are available to the public.

5% AND 25% SHAREHOLDERS

As of May 1, 2003, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares of the Funds were held for the record owner's fiduciary, agency or custodial customers.

----------------------------------------------------------------------------------------------------------------------
FUND                        NAME AND ADDRESS                           NUMBER OF SHARES      CLASS     % OF CLASS
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Balanced Fund               Mail Center 3144                            2,273,188.359        Trust        12.49%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            SunTrust Bank TTEE
                            FBO Various Benefit Plans
Balanced Fund               Fascorp Recordkeeper                        14,199,739.203       Trust        78.00%
                            8515 E. Orchard Road #2T2
                            Greenwood Village, CO  80111-5037
----------------------------------------------------------------------------------------------------------------------
                            NFSC FEBO # G1F-031682
                            NFS/FMTC Roll IRA
Balanced Fund               FBO Charles K. Newman                         78,511.528       Investor       11.28%
                            1301 Costley Mill Road NE
                            Conyers, GA  30013-1127
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Capital Appreciation Fund   Mail Center 3144                            28,382,678.519       Trust        23.66%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Capital Appreciation        Mail Center 3144                            24,892,114.887       Trust        25.19%
Fund                        PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Capital Appreciation        Mail Center 3144                            16,605,875.614       Trust        16.81%
Fund                        PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Capital Appreciation        Mail Center 3144                            11,663,136.994       Trust        11.80%
Fund                        PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
FUND                        NAME AND ADDRESS                           NUMBER OF SHARES      CLASS     % OF CLASS
----------------------------------------------------------------------------------------------------------------------
                            SunTrust Bank TTEE                          20,053,714.392       Trust        20.29%
                            FBO Various Benefit Plans
Capital Appreciation        Fascorp Recordkeeper
Fund                        8515 E. Orchard Road #2T2
                            Greenwood Village, CO  80111-5037
----------------------------------------------------------------------------------------------------------------------
                            Nationwide Insurance Company
                            Trust
Capital Appreciation        c/o IPO Portfolio Accounting                 980,202.004       Investor        7.35%
Fund                        PO Box 182029
                            Columbus, OH  43218-2029
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
Florida Tax-Exempt          Mutual Fund Reconciliation Unit
Bond Fund                   Mail Center 3144                            1,558,634.483        Trust        12.53%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
Florida Tax-Exempt          Mutual Fund Reconciliation Unit
Bond Fund                   Mail Center 3144                            5,376,275.115        Trust        43.22%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
Florida Tax-Exempt          Mutual Fund Reconciliation Unit
Bond Fund                   Mail Center 3144                            5,504,790.960        Trust        44.25%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Mildred Meinhart Rast
Florida Tax-Exempt          821 Lake Port Blvd.
Bond Fund                   Apt. #A404                                    38,242.951       Investor        5.91%
                            Leesburg, FL  34748-7698
----------------------------------------------------------------------------------------------------------------------
                            NFSC FEBO # F1F-037850
                            Walter W. Stephens
Florida Tax-Exempt          Jill B. Stephens                              87,188.526       Investor       13.47%
Bond Fund                   3063 Temple Trail
                            Winter Park, FL  32789-1167
----------------------------------------------------------------------------------------------------------------------
                            NFSC FEBO # FER-100641
                            E T Meskill Revoc Trust
Florida Tax-Exempt          E T Meskill TTEE                              33,285.251       Investor        5.14%
Bond Fund                   2751 Regency Oaks Blvd. Apt. R506
                            Clearwater, FL  33759-1523
----------------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt          NFSC FEBO # FER-100668                        35,480.973       Investor        5.48%
Bond Fund                   E T Meskill Revoc Trust
                            E T Meskill TTEE
                            2751 Regency Oaks Blvd. Apt. R506
                            Clearwater, FL  33759-1523
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
FUND                        NAME AND ADDRESS                           NUMBER OF SHARES      CLASS     % OF CLASS
----------------------------------------------------------------------------------------------------------------------
                            NFSC FEBO # FER-103780
                            Francesca King Field TTEE
Florida Tax-Exempt Bond     Francesca King Field Revoc Trust              61,601.642       Investor        9.52%
Fund                        U/A 2/8/91
                            17108 Tiffany Lake Place
                            Lutz, FL  33549-7624
----------------------------------------------------------------------------------------------------------------------
                            NFSC FEBO # FER-103802
                            Francesca K. Field TTEE
Florida Tax-Exempt Bond     Francesca King Field Revoc Trust
Fund                        U/A 2/8/91                                    44,001.172       Investor        6.80%
                            17108 Tiffany Lake Place
                            Lutz, FL  33549-7624
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
Georgia Tax-Exempt Bond     Mutual Fund Reconciliation Unit
Fund                        Mail Center 3144                            1,574,881.355        Trust        17.40%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
Georgia Tax-Exempt Bond     Mutual Fund Reconciliation Unit
Fund                        Mail Center 3144                            6,710,927.832        Trust        74.16%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
Georgia Tax-Exempt Bond     Mutual Fund Reconciliation Unit
Fund                        Mail Center 3144                             763,639.735         Trust         8.44%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            John L. Conyers
Georgia Tax-Exempt Bond     124 Etowah Drive                              14,524.892       Investor        5.74%
Fund                        Cartersville, GA  30120-3730
----------------------------------------------------------------------------------------------------------------------
                            NFSC FEBO # T9F-000922
Georgia Tax-Exempt Bond     Thomas O. Duff, Jr.
Fund                        PO Box 143                                    28,957.529       Investor       11.45%
                            Lookout Mountain, TN  37350-0143
----------------------------------------------------------------------------------------------------------------------
                            NFSC FEBO # G1R-162566
Georgia Tax-Exempt Bond     M C Tatro
Fund                        5360 Deer Run Drive                           54,651.686       Investor       21.60%
                            Conyers, GA  30094-4706
----------------------------------------------------------------------------------------------------------------------
                            NFSC FEBO # G1R-237060
                            Robert A. Minchin
Georgia Tax-Exempt Bond     Margaret I. Minchin                           13,011.070       Investor        5.14%
Fund                        1570 Kinglet Lane
                            Marietta, GA  30062-2848
----------------------------------------------------------------------------------------------------------------------
                            NFSC FEBO # G1R-167924
Georgia Tax-Exempt Bond     James A. Dixon                               113,555.321         Flex          7.65%
Fund                        7005 Carlisle Lane
                            Alpharetta, GA  30022-5145
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
FUND                        NAME AND ADDRESS                           NUMBER OF SHARES      CLASS     % OF CLASS
----------------------------------------------------------------------------------------------------------------------
                            NFSC FEBO # G5R-027405
Georgia Tax-Exempt Bond     Hazel M. Miller                               91,037.641         Flex          6.13%
Fund                        #52 One Savannah Square Drive
                            Savannah, GA  31406
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Growth and Income Fund      Mail Center 3144                            11,698,141.727       Trust        24.15%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Growth and Income Fund      Mail Center 3144                            18,620,152.807       Trust        38.45%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Growth and Income Fund      Mail Center 3144                            6,234,506.260        Trust        12.87%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            SunTrust Bank TTEE
                            FBO Various Benefit Plans
Growth and Income Fund      Fascorp Recordkeeper                        3,022,220.849        Trust         6.24%
                            8515 E. Orchard Road #2T2
                            Greenwood Village, CO  80111-5037
----------------------------------------------------------------------------------------------------------------------
                            Nationwide Insurance Company
                            Trust
Growth and Income Fund      c/o IPO Portfolio Accounting                 274,193.259       Investor        9.36%
                            PO Box 182029
                            Columbus, OH  43218-2029
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
High Income Fund            Mail Center 3144                            6,099,734.001        Trust        46.15%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
High Income Fund            Mail Center 3144                            5,688,788.163        Trust        43.04%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit             1,421,628.168        Trust        10.76%
High Income Fund            Mail Center 3144
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
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                                      S-79
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

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FUND                        NAME AND ADDRESS                           NUMBER OF SHARES      CLASS     % OF CLASS
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
Information and             Mutual Fund Reconciliation Unit              559,867.643         Trust        28.65%
Technology Fund             Mail Center 3144
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
Information and             Mutual Fund Reconciliation Unit
Technology Fund             Mail Center 3144                             746,031.474         Trust        38.18%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
Information and             Mutual Fund Reconciliation Unit
Technology Fund             Mail Center 3144                             334,352.346         Trust        17.11%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            SunTrust Bank TTEE
                            FBO Various Benefit Plans
Information and             Fascorp Recordkeeper                         313,843.756         Trust        16.06%
Technology Fund             8515 E. Orchard Rd. #2T2
                            Greenwood Village, CO  8011-5037
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
International Equity Fund   Mail Center 3144                            8,858,999.658        Trust        37.17%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
International Equity Fund   Mail Center 3144                            7,887,095.152        Trust        33.09%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
International Equity Fund   Mail Center 3144                            5,151,975.659        Trust        21.62%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            SunTrust Bank TTEE
                            FBO Various Benefit Plans
International Equity Fund   Fascorp Recordkeeper                        1,523,067.271        Trust         6.39%
                            8515 E. Orchard Road #2T2
                            Greenwood Village, CO  80111-5037
----------------------------------------------------------------------------------------------------------------------
                            Nationwide Insurance Company                  140,122.366       Investor      18.98%
                            Trust
International Equity Fund   c/o IPO Portfolio Accounting
                            PO Box 182029
                            Columbus, OH  43218-2029
----------------------------------------------------------------------------------------------------------------------
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                                      S-80

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
----------------------------------------------------------------------------------------------------------------------
FUND                        NAME AND ADDRESS                           NUMBER OF SHARES      CLASS     % OF CLASS
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
International Equity        Mutual Fund Reconciliation Unit             15,039,680.764       Trust        50.28%
Index Fund                  Mail Center 3144
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
International Equity        Mutual Fund Reconciliation Unit
Index Fund                  Mail Center 3144                            4,026,948.943        Trust        13.46%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
International Equity        Mutual Fund Reconciliation Unit
Index Fund                  Mail Center 3144                            2,059,802.263        Trust         6.89%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            State Street Bank and Trust Company
International Equity        FBO:  Emory University Endowment
Index Fund                  1 Enterprise Drive                          7,601,953.119        Trust        25.41%
                            Quincy, MA  02171-2126
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Investment Grade Bond Fund  Mail Center 3144                            14,336,719.749       Trust        18.71%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Investment Grade Bond Fund  Mail Center 3144                            21,016,292.811       Trust        27.42%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Investment Grade Bond Fund  Mail Center 3144                            23,347,116.444       Trust        30.46%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Investment Grade Bond Fund  Mail Center 3144                            5,329,602.977        Trust         6.95%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            SunTrust Bank TTEE
                            FBO Various Benefit Plans
Investment Grade Bond Fund  Fascorp Recordkeeper                        11,992,040.726       Trust        15.65%
                            8515 E. Orchard Road #2T2
                            Greenwood Village, CO  80111-5037
----------------------------------------------------------------------------------------------------------------------
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                                      S-81
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
----------------------------------------------------------------------------------------------------------------------
FUND                        NAME AND ADDRESS                           NUMBER OF SHARES      CLASS     % OF CLASS
----------------------------------------------------------------------------------------------------------------------
                            Nationwide Insurance Company
                            Trust
Investment Grade Bond Fund  c/o IPO Portfolio Accounting                 578,956.942      Investor       18.96%
                            PO Box 182029
                            Columbus, OH  43218-2029
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
Investment Grade            Mutual Fund Reconciliation Unit
Tax-Exempt Bond Fund        Mail Center 3144                            2,370,989.256        Trust        15.35%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
Investment Grade            Mutual Fund Reconciliation Unit
Tax-Exempt Bond Fund        Mail Center 3144                            9,347,207.042        Trust        60.51%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
Investment Grade            Mutual Fund Reconciliation Unit
Tax-Exempt Bond Fund        Mail Center 3144                            3,727,998.924        Trust        24.14%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Marion G. Nelson
Investment Grade            PO Box 2531                                  100,000.000       Investor        5.55%
Tax-Exempt Bond Fund        Panama City, FL  32402-2531
----------------------------------------------------------------------------------------------------------------------
                            NFSC FEBO #A1F-794732
Life Vision Aggressive      Nancy E. Gray
Growth Fund                 1501 Sandbridge Road                          38,076.532           B          41.77%
                            Virginia Beach, VA  23456-4019
----------------------------------------------------------------------------------------------------------------------
                            NFSC FEBO #F6R-020729
                            NFS/FMTC IRA
Life Vision Aggressive      FBO Gerard J. Dionne Jr.                      7,322.189            B           8.03%
Growth Fund                 3125 Falconer Drive
                            Jacksonville, FL  32223-7917
----------------------------------------------------------------------------------------------------------------------
                            NFSC FEBO # G1R-185540
                            NFS/FMTC IRA
Life Vision Aggressive      FBO John Gail Clark III                       7,443.401            B           8.17%
Growth Fund                 1706 S. 42nd Street
                            Rogers, AZ  72758-4081
----------------------------------------------------------------------------------------------------------------------
                            NFSC FEBO # F1F-081353
                            Tae Keun Song
Life Vision Aggressive      Hye K. Young Song                            12,391.574            B          13.59%
Growth Fund                 2382 Golf Vista Blvd.
                            Viera, FL  32995-6519
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
Life Vision Aggressive      Mutual Fund Reconciliation Unit
Growth Fund                 Mail Center 3144
                            PO Box 105870                                323,687.310         Trust         9.63%
                            Atlanta, GA  30348-5870

                                      S-82
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
----------------------------------------------------------------------------------------------------------------------
FUND                        NAME AND ADDRESS                           NUMBER OF SHARES      CLASS     % OF CLASS
----------------------------------------------------------------------------------------------------------------------
                            SunTrust Bank TTEE
                            FBO Various Benefit Plans
Life Vision Aggressive      Fascorp Recordkeeper                      3,027,895.536          Trust        90.10%
Growth Fund                 8515 E. Orchard Road #2T2
                            Greenwood Village, CO  80111-5037
----------------------------------------------------------------------------------------------------------------------
                            NFSC FEBO # G1R-280100
                            NFS/FMTC IRA
Life Vision Conservative    FBO Larry J. Weaver                           4,018.719            B          13.49%
Fund                        1010 Green Acres
                            Union Point, GA  30669-1454
----------------------------------------------------------------------------------------------------------------------
                            NFSC FEBO # G1R-049425
                            NFS/FMTC IRA
Life Vision Conservative    FBO Marjorie S. Gibson                        2,793.775            B           9.38%
Fund                        760 Azalea Avenue
                            McDonough, GA  30253-2183
----------------------------------------------------------------------------------------------------------------------
                            NFSC FEBO # F4R-087653
                            NFS/FMTC IRA
Life Vision Conservative    FBO Jerry E. Northup                          1,495.513            B           5.02%
Fund                        3639 W.King B Street
                            Lecanto, FL  34461-9139
----------------------------------------------------------------------------------------------------------------------
                            NFSC FEBO # F7R-012319
                            NFS/FMTC IRA
Life Vision Conservative    FBO Anna L. Boone                             2,485.786            B           8.35%
Fund                        4810 NW Highway 72 Lot 123
                            Arcadia, FL  34266-9322
----------------------------------------------------------------------------------------------------------------------
                            NFSC FEBO # G1R-063010
                            NFS/FMTC IRA
Life Vision Conservative    FBO Mamie J. Peeples                          8,796.128            B          29.53%
Fund                        1101 Oak Knoll Terrace SE
                            Atlanta, GA  30315-5213
----------------------------------------------------------------------------------------------------------------------
                            NFSC FEBO #F6F-005495
Life Vision Conservative    Karen Riccio Herwer
Fund                        707 Wood Hill Drive                           1,500.136            B           5.04%
                            Jacksonville, FL  32256-7980
----------------------------------------------------------------------------------------------------------------------
                            NFSC FEBO # G9R-030783
Life Vision Growth and      Tommy L. Murray
Income Fund                 2208 Gordon Street                            20,661.157           B          16.73%
                            Brunswick, GA  31520-5615
----------------------------------------------------------------------------------------------------------------------
                            NFSC FEBO # F6R-019208
                            NFS/FMTC IRA
Life Vision Growth and      FBO Louise A. Dionne                          6,552.550            B           5.31%
Income Fund                 3125 Falconer Drive
                            Jacksonville, FL  32223-7917
----------------------------------------------------------------------------------------------------------------------
                            NFSC FEBO #F6R-021598
                            Living Trust of Karen S. Tebbs
Life Vision Growth and      Karen S. Tebbs                               16,240.676            B          13.15%
Income Fund                 U/A 11/22/1994
                            11957 Elizabeth Ann Court
                            Jacksonville, FL  32223-0763
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
FUND                        NAME AND ADDRESS                           NUMBER OF SHARES      CLASS     % OF CLASS
----------------------------------------------------------------------------------------------------------------------
                            Trustman                                     489,118.768         Trust         7.81%
                            SunTrust Banks
Life Vision Growth and      Mutual Fund Reconciliation Unit
Income Fund                 Mail Center 3144
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            SunTrust Bank TTEE
                            FBO Various Benefit Plans
Life Vision Growth and      Fascorp Recordkeeper                        5,761,923.188        Trust        92.03%
Income Fund                 8515 E. Orchard Road #2T2
                            Greenwood Village, CO  80111-5037
----------------------------------------------------------------------------------------------------------------------
                            NFSC FEBO # G9R-024120
                            NFS/FMTC SEP IRA
Life Vision Moderate        FBO Paula McLendon
Growth Fund                 PO Box 20936                                  10,952.678           B           5.86%
                            8 Terriwood Drive
                            Tuscaloosa, AL  35401-5049
----------------------------------------------------------------------------------------------------------------------
                            NFSC FEBO # G9R-024155
                            NFS/FMTC SEP IRA
Life Vision Moderate        FBO George W. Harris                          17,416.171           B           9.32%
Growth Fund                 PO Box 20936
                            Tuscaloosa, AL  35402-0936
----------------------------------------------------------------------------------------------------------------------
                            NFSC FEBO #T1F-088510
                            David B. Mayes
Life Vision Moderate        Beverly White Mayes                           22,048.306           B          11.80%
Growth Fund                 709 Mohawk Drive
                            Nashville, TN  37205-1031
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
Life Vision Moderate        Mutual Fund Reconciliation Unit
Growth Fund                 Mail Center 3144                            1,811,925.404        Trust        17.10%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            SunTrust Bank TTEE
                            FBO Various Benefit Plans
Life Vision Moderate        Fascorp Recordkeeper                        8,743,398.651        Trust        82.50%
Growth Fund                 8515 E. Orchard Road #2T2
                            Greenwood Village, CO  80111-5037
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
Limited-Term Federal        Mutual Fund Reconciliation Unit
Mortgage Securities Fund    Mail Center 3144                            10,151,224.537       Trust        36.46%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
Limited-Term Federal        Mutual Fund Reconciliation Unit              9,870,781.943       Trust        35.45%
Mortgage Securities Fund    Mail Center 3144
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------

                                      S-84


----------------------------------------------------------------------------------------------------------------------
FUND                        NAME AND ADDRESS                           NUMBER OF SHARES      CLASS     % OF CLASS
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
Limited-Term Federal        Mutual Fund Reconciliation Unit             6,984,649.501        Trust        25.09%
Mortgage Securities Fund    Mail Center 3144
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Nationwide Insurance Company
                            Trust
Limited-Term Federal        c/o IPO Portfolio Accounting                  92,842.762       Investor        7.59%
Mortgage Securities Fund    PO Box 182029
                            Columbus, OH  43218-2029
----------------------------------------------------------------------------------------------------------------------
                            NFSC FEBO # FFR-060925
                            Meshulam Zonis Revoc. Trust
Limited-Term Federal        Meshulam Zonis
Mortgage Securities Fund    U/A 08/22/2002                                98,474.789       Investor        8.05%
                            3801 NE 207th St. Apt. 2802
                            Miami, FL  33180-3788
----------------------------------------------------------------------------------------------------------------------
                            NFSC FEBO # A1F-685950
Limited-Term Federal        Bedford Weaving
Mortgage Securities Fund    PO Box 449                                   196,340.836       Investor       16.06%
                            Bedford, VA  24523-0449
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
Maryland Municipal Bond     Mutual Fund Reconciliation Unit
Fund                        Mail Center 3144                            1,783,845.538        Trust        61.48%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
Maryland Municipal Bond     Mutual Fund Reconciliation Unit
Fund                        Mail Center 3144                             298,312.980         Trust        10.28%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
Maryland Municipal Bond     Mutual Fund Reconciliation Unit
Fund                        Mail Center 3144                             259,512.841         Trust         6.01%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Mid-Cap Equity Fund         Mail Center 3144                           3,305,989.789        Trust        25.16%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Mid-Cap Equity Fund         Mail Center 3144                           3,772,588.785        Trust        28.71%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------

                                      S-85
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

----------------------------------------------------------------------------------------------------------------------
FUND                        NAME AND ADDRESS                           NUMBER OF SHARES      CLASS     % OF CLASS
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Mid-Cap Equity Fund         Mail Center 3144                            4,308,035.106        Trust        30.73%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Mid-Cap Equity Fund         Mail Center 3144                             833,386.936         Trust         6.34%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            SunTrust Bank TTEE
                            FBO Various Benefit Plans
Mid-Cap Equity Fund         Fascorp Recordkeeper                        1,114,827.344        Trust         8.48%
                            8515 E. Orchard Road #2T2
                            Greenwood Village, CO  80111-5037
----------------------------------------------------------------------------------------------------------------------
                            Nationwide Insurance Company
                            Trust
Mid-Cap Equity Fund         c/o IPO Portfolio Accounting                 170,589.825       Investor       12.00%
                            PO Box 182029
                            Columbus, OH  43218-2029
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Mid Cap Value Equity Fund   Mail Center 3144                            4,137,380.827        Trust        36.55%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Mid Cap Value Equity Fund   Mail Center 3144                            4,478,656.439        Trust        39.57%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Mid Cap Value Equity Fund   Mail Center 3144                            2,383,796.406        Trust        21.06%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            SunTrust Bank
                            Attn:  Susan Grider
Prime Quality Money         Mail Center 3133                          4,048,954,597.080      Trust        92.20%
Market Fund                 PO Box 105504
                            Atlanta, GA  30348-5504
----------------------------------------------------------------------------------------------------------------------
                            SunTrust Bank TTEE
                            FBO Various Benefit Plans
Prime Quality Money         Fascorp Recordkeeper                        239,722,936.030      Trust         5.46%
Market Fund                 8515 E. Orchard Road #2T2
                            Greenwood Village, CO  80111-5037
----------------------------------------------------------------------------------------------------------------------
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                                      S-86
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
----------------------------------------------------------------------------------------------------------------------
FUND                        NAME AND ADDRESS                           NUMBER OF SHARES      CLASS     % OF CLASS
----------------------------------------------------------------------------------------------------------------------
                            National Financial Services Corp.
                            For Exclusive Benefit of our Customers
Prime Quality Money         Attn:  Mutual Funds Department            1,875,024,489.900    Investor       97.84%
Market Fund                 One World Financial Center
                            200 Liberty Street Fl. 5
                            New York, NY  10281-5500
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Short-Term Bond Fund        Mail Center 3144                            4,745,355.008        Trust        16.19%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Short-Term Bond Fund        Mail Center 3144                            14,502,119.660       Trust        49.47%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Short-Term Bond Fund        Mail Center 3144                            5,048,805.110        Trust        17.22%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Short-Term Bond Fund        Mail Center 3144                            2,603,876.973        Trust         8.88%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            SunTrust Bank TTEE
                            FBO Various Benefit Plans
Short-Term Bond Fund        Fascorp Recordkeeper                        1,770,804.719        Trust         6.04%
                            8515 E. Orchard Road #2T2
                            Greenwood Village, CO  80111-5037
----------------------------------------------------------------------------------------------------------------------
                            Nationwide Insurance Company
                            Trust
Short-Term Bond Fund        c/o IPO Portfolio Accounting                  75,440.897       Investor       14.17%
                            PO Box 182029
                            Columbus, OH  43218-2029
----------------------------------------------------------------------------------------------------------------------
                            NFSC FEBO # G1R-255289
                            NFS/FMTC Roll IRA
Short-Term Bond Fund        FBO W H Massey                                48,385.635       Investor        9.09%
                            2740 Woods Ridge Drive
                            Alpharetta, GA  30022-4828
----------------------------------------------------------------------------------------------------------------------
                            NFSC FEBO # F5F-000264
                            Primo 2003 Limited Partnership
 Short-Term Bond Fund       Primo 2003 Management, Inc.                   32,311.205       Investor        6.07%
                            Vincent J. Depasquale Living Trust
                            801 12th Avenue S, Suite 300
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
FUND                        NAME AND ADDRESS                           NUMBER OF SHARES      CLASS     % OF CLASS
----------------------------------------------------------------------------------------------------------------------
                            NFSC FEBO # O1W-184462
                            Homer Martha Gudelsky Family
Short-Term Bond Fund        FNDTN Inc.                                   283,062.627         Flex          8.51%
                            11900 Tech Road
                            Silver Spring, MD  20904-1910
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
Short-Term U.S. Treasury    Mutual Fund Reconciliation Unit
Securities Fund             Mail Center 3144                            1,432,968.800        Trust        12.05%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
Short-Term U.S. Treasury    Mutual Fund Reconciliation Unit
Securities Fund             Mail Center 3144                            5,760,923.590        Trust        48.44%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
Short-Term U.S. Treasury    Mutual Fund Reconciliation Unit
Securities Fund             Mail Center 3144                            2,206,043.998        Trust        18.55%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Cenco
Short-Term U.S. Treasury    AMG 7th Floor
Securities Fund             PO Box 10566                                1,696,822.469        Trust        14.27%
                            Birmingham, AL  35296-0566
----------------------------------------------------------------------------------------------------------------------
                            SunTrust Bank TTEE
                            FBO Various Benefit Plans
Short-Term U.S. Treasury    Fascorp Recordkeeper                         797,358.056         Trust         6.70%
Securities Fund             8515 E. Orchard Road #2T2
                            Greenwood Village, CO  80111-5037
----------------------------------------------------------------------------------------------------------------------
                            Nationwide Insurance Company
                            Trust
Short-Term U.S. Treasury    c/o IPO Portfolio Accounting                 198,386.504       Investor       12.79%
Securities Fund             PO Box 182029
                            Columbus, OH  43218-2029
----------------------------------------------------------------------------------------------------------------------
                            NFSC FEBO # F1F-065110
                            William Kitchen
Short-Term U.S. Treasury    SunTrust Bank
Securities Fund             Collateral Account                            91,611.569       Investor        5.91%
                            8815 Southern Breeze Drive
                            Orlando, FL  32836-5034
----------------------------------------------------------------------------------------------------------------------
                            NFSC FEBO # TAR-062880
                            Morristown Power System
Short-Term U.S. Treasury    Attn:  Clark H. Rucker                       100,816.671       Investor        6.50%
Securities Fund             441 W. Main Street
                            Morristown, TN  37814-4615
----------------------------------------------------------------------------------------------------------------------
                            NFSC FEBO # F1F-082171
                            W. Jeptha Thornton
Short-Term U.S. Treasury    Ingrid Thornton
Securities Fund             1017 Temple Grove                            114,121.195       Investor        7.36%
                            Winter Park, FL  32789-2714
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
FUND                        NAME AND ADDRESS                           NUMBER OF SHARES      CLASS     % OF CLASS
----------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury    NFSC FEBO # F1F-077038                        98,232.765       Investor        6.33%
                            Eugene C. McCarthy
Securities Fund             248 Hamilton Road
                            Rockville Center, NY  11570-2634
----------------------------------------------------------------------------------------------------------------------
                            NFSC FEBO # F3R-098183
Short-Term U.S. Treasury    Delno V. Mullins
Securities Fund             7179 Boca Grove Place Unit 101                96,993.210       Investor        6.25%
                            Bradenton, FL  34202-8969
----------------------------------------------------------------------------------------------------------------------
                            Nationwide Insurance Company
                            Trust
Small Cap Growth Stock      c/o IPO Portfolio Accounting                 142,783.196       Investor       10.03%
Fund                        PO Box 182029
                            Columbus, OH  43218-2029
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
Small Cap Growth Stock      Mutual Fund Reconciliation Unit
Fund                        Mail Center 3144                            17,675,927.318       Trust        48.17%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
Small Cap Growth Stock      Mutual Fund Reconciliation Unit
Fund                        Mail Center 3144                            7,522,215.182        Trust        20.50%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
Small Cap Growth Stock      Mutual Fund Reconciliation Unit
Fund                        Mail Center 3144                            4,447,497.927        Trust        12.12%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
Small Cap Growth Stock      Mutual Fund Reconciliation Unit
Fund                        Mail Center 3144                            4,082,988.856        Trust        11.13%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            SunTrust Bank TTEE
                            FBO Various Benefit Plans
Small Cap Growth Stock      Fascorp Recordkeeper                        2,127,618.812        Trust         5.80%
Fund                        8515 E. Orchard Road #2T2
                            Greenwood Village, CO  80111-5037
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
Small Cap Value Equity      Mutual Fund Reconciliation Unit            17,048,906.687        Trust        46.21%
Fund                        Mail Center 3144
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
FUND                        NAME AND ADDRESS                           NUMBER OF SHARES      CLASS     % OF CLASS
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
Small Cap Value Equity      Mutual Fund Reconciliation Unit            10,958,895.526       Trust         29.70%
Fund                        Mail Center 3144
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
Small Cap Value Equity      Mutual Fund Reconciliation Unit
Fund                        Mail Center 3144                            4,374,757.063        Trust        11.86%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            SunTrust Bank TTEE
                            FBO Various Benefit Plans
Small Cap Value Equity      Fascorp Recordkeeper                        3,439,651.221        Trust         9.32%
Fund                        8515 E. Orchard Road #2T2
                            Greenwood Village, CO  80111-5037
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Strategic Income Fund       Mail Center 3144                            1,041,567.467        Trust        17.62%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Strategic Income Fund       Mail Center 3144                            3,034,231.743        Trust        51.33%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Strategic Income Fund       Mail Center 3144                            1,600,773.335        Trust        27.08%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            SunTrust Bank
                            Attn:  Susan Grider
Tax Exempt Money Market     Mail Center 3133                          1,088,867,586.480      Trust        99.99%
Fund                        PO Box 105504
                            Atlanta, GA  30348-5504
----------------------------------------------------------------------------------------------------------------------
                            National Financial Services Corp.
                            For Exclusive Benefit of our Customers
Tax Exempt Money Market     Attn:  Mutual Funds Department              222,956,261.120     Investor      97.02%
Fund                        One World Financial Center
                            200 Liberty Street Fl. 5
                            New York, NY  10281-5500
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
FUND                        NAME AND ADDRESS                           NUMBER OF SHARES      CLASS     % OF CLASS
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
Tax Sensitive Growth        Mutual Fund Reconciliation Unit             1,412,859.412        Trust        13.82%
Stock Fund                  Mail Center 3144
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
Tax Sensitive Growth        Mutual Fund Reconciliation Unit
Stock Fund                  Mail Center 3144                            4,878,965.691        Trust        47.73%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
Tax Sensitive Growth        Mutual Fund Reconciliation Unit
Stock Fund                  Mail Center 3144                            3,629,132.307        Trust        35.50%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
U.S. Government             Mutual Fund Reconciliation Unit
Securities Fund             Mail Center 3144                            3,751,385.942        Trust        16.25%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
U.S. Government             Mutual Fund Reconciliation Unit
Securities Fund             Mail Center 3144                            9,210,546.636        Trust        39.91%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
U.S. Government             Mutual Fund Reconciliation Unit
Securities Fund             Mail Center 3144                            5,904,417.001        Trust        25.58%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            SunTrust Bank TTEE
                            FBO Various Benefit Plans
U.S. Government             Fascorp Recordkeeper                        3,566,683.944        Trust        15.45%
Securities Fund             8515 E. Orchard Road #2T2
                            Greenwood Village, CO  80111-5037
----------------------------------------------------------------------------------------------------------------------
                            SunTrust Bank
U.S. Government Attn: Susan Grider
Securities Money Market     Mail Center 3133                           862,995,327.850       Trust        87.22%
Fund                        PO Box 105504
                            Atlanta, GA  30348-5504
----------------------------------------------------------------------------------------------------------------------
                            SunTrust Bank TTEE
U.S. Government             FBO Various Benefit Plans                  126,444,998.736       Trust        12.78%
Securities Money Market     Fascorp Recordkeeper
Fund                        8515 E. Orchard Road #2T2
                            Greenwood Village, CO  80111-5037
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
FUND                        NAME AND ADDRESS                           NUMBER OF SHARES      CLASS     % OF CLASS
----------------------------------------------------------------------------------------------------------------------
                            National Financial Services Corp.
                            For Exclusive Benefit of our Customers
U.S. Government             Attn:  Mutual Funds Department              223,825,846.980    Investor       93.89%
Securities Money Market     One World Financial Center
Fund                        200 Liberty Street Fl. 5
                            New York, NY  10281-5500
----------------------------------------------------------------------------------------------------------------------
                            SunTrust Bank
                            Attn:  Susan Grider
U.S. Treasury Securities    Mail Center 3133                          1,021,032,167.350      Trust        98.39%
Money Market Fund           PO Box 105504
                            Atlanta, GA  30348-55034
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Value Income Stock Fund     Mail Center 3144                            33,137,800.813       Trust        46.68%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Value Income Stock Fund     Mail Center 3144                            10,989,657.119       Trust        15.48%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Value Income Stock Fund     Mail Center 3144                            7,593,078.343        Trust        10.70%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            SunTrust Bank TTEE
                            FBO Various Benefit Plans
Value Income Stock Fund     Fascorp Recordkeeper                        11,326,766.999       Trust        15.96%
                            8515 E. Orchard Road #2T2
                            Greenwood Village, CO  80111-5037
----------------------------------------------------------------------------------------------------------------------
                            Nationwide Insurance Company
                            Trust
Value Income Stock Fund     c/o IPO Portfolio Accounting                 466,918.148       Investor        6.91%
                            PO Box 182029
                            Columbus, OH  43218-2029
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Vantage Fund                Mail Center 3144                              42,135.564         Trust         8.21%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Vantage Fund                Mail Center 3144                             440,634.643         Trust        85.90%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
FUND                        NAME AND ADDRESS                           NUMBER OF SHARES      CLASS     % OF CLASS
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Vantage Fund                Mail Center 3144                             30,179.172          Trust         5.88%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            NFSC FEBO # TAF-000167
                            NFS/FMTC IRA
Vantage Fund                FBO Harold Lambert                            9,438.261          Flex          8.29%
                            1211 S. Heritage Drive
                            Maryville, TN  37803-6413
----------------------------------------------------------------------------------------------------------------------
                            NFSC FEBO # TAF-000116
                            Harold Lambert TTEE
Vantage Fund                Lambert Family Char. Remainder Trust          9,532.888          Flex          8.37%
                            1211 S. Heritage Drive
                            Maryville, TN  37803-6413
----------------------------------------------------------------------------------------------------------------------
                            NFSC FEBO # G4F-003700
                            Robert B. Key
Vantage Fund                114 Hunters Rdg.                              29,137.529         Flex         25.59%
                            Lagrange, GA  30240-9746
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
Virginia Intermediate       Mutual Fund Reconciliation Unit
Municipal Bond Fund         Mail Center 3144                            5,349,099.794        Trust        27.49%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
Virginia Intermediate       Mutual Fund Reconciliation Unit
Municipal Bond Fund         Mail Center 3144                            13,174,203.552       Trust        67.72%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
Virginia Intermediate       Mutual Fund Reconciliation Unit
Municipal Bond Fund         Mail Center 3144                             751,173.538         Trust        25.89%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
Virginia Municipal Bond     Mutual Fund Reconciliation Unit
Fund                        Mail Center 3144                             2,305050.853        Trust        53.40%
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            Trustman
                            SunTrust Banks
Virginia Municipal Bond     Mutual Fund Reconciliation Unit             1,717,506.036        Trust        39.79%
Fund                        Mail Center 3144
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
FUND                        NAME AND ADDRESS                           NUMBER OF SHARES      CLASS      % OF CLASS
---------------------------------------------------------------------------------------------------------------------
                            Trustman                                     8,703,351.810       Trust        17.97%
                            SunTrust Banks
Virginia Municipal Bond     Mutual Fund Reconciliation Unit
Fund                        Mail Center 3144
                            PO Box 105870
                            Atlanta, GA  30348-5870
----------------------------------------------------------------------------------------------------------------------
                            STI Classic Virginia Tax-Free Money
                            Market Fund
                            Attn:  Julia Hugenot
Virginia Tax-Free Money     SunTrust Capital Markets                   191,523,379.610       Trust        87.35%
Market Fund                 303 Peachtree Street
                            25th Floor - MC 3906
                            Atlanta, GA  30308-3201
----------------------------------------------------------------------------------------------------------------------
                            National Financial Services Corp.
                            For Exclusive Benefit of our Customers
Virginia Tax-Free Money     Attn:  Mutual Fund Department                98,683,636.310     Investor        100%
Market Fund                 One World Financial Center
                            200 Liberty Street Fl 5
                            New York, NY  10281-5500
----------------------------------------------------------------------------------------------------------------------

         FINANCIAL STATEMENTS

The financial statements for the STI Classic Fund's fiscal year ended May 31, 2002, including notes thereto and the report of PricewaterhouseCoopers LLP thereon, are herein incorporated by reference, except for the Financial Highlights of the STI Classic International Equity Fund, STI Classic Mid-Cap Equity Fund and STI Classic Vantage Fund, which statements are included herein and reflect the correction of clerical errors that were contained in such financial statements. A copy of the 2002 Annual Report to Shareholders must accompany the delivery of this SAI.

                                    APPENDIX

DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

              --  Leading market positions in well-established industries.

              --  High rates of return on funds employed.

              -- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

              -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

              -- Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch, Inc. ("Fitch"). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

              -- Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

              -- Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2      Satisfactory   capacity  to  pay  principal  and  interest  with  some
          vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

MOODY'S

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

FITCH

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

THOMSON

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.